Fund Holdings
March 31, 2021
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2021  |  (Unaudited)

U.S. Government & Agency Obligations | 74.0% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	2.70%	07/02/21	$2,000,000	$2,013,545
Federal Farm Credit Bank	0.22(a)	11/02/21	8,650,000	8,658,581
Federal Home Loan Bank	0.09	04/06/21	4,000,000	3,999,953
Federal Home Loan Bank	0.10	04/27/21	915,000	914,934
Federal Home Loan Bank	0.10	05/12/21	895,000	894,898
Federal Home Loan Bank	0.10	05/13/21	900,000	899,895
Federal Home Loan Bank	2.25	06/11/21	750,000	753,158
Federal National Mortgage Assoc.	2.50	04/13/21	2,100,000	2,101,667
Tunisia Government AID Bonds	1.42	08/05/21	4,000,000	4,017,297
U.S. International Development Finance Corp.	0.10(a)	03/15/30	5,000,000	5,000,000
U.S. International Development Finance Corp.	0.09(a)	07/05/38	2,500,000	2,500,000
U.S. Treasury Bill	0.10	04/01/21	3,000,000	3,000,000
U.S. Treasury Bill	0.08	04/08/21	4,000,000	3,999,936
U.S. Treasury Bill	0.08	04/15/21	4,000,000	3,999,868
U.S. Treasury Bill	0.09	04/22/21	8,000,000	7,999,552
U.S. Treasury Bill	0.09	04/29/21	6,000,000	5,999,561
U.S. Treasury Bill	0.09	05/06/21	3,000,000	2,999,746
U.S. Treasury Bill	0.09	05/13/21	4,000,000	3,999,593
U.S. Treasury Bill	0.09	05/13/21	4,000,000	3,999,607
U.S. Treasury Bill	0.08	05/20/21	5,000,000	4,999,442
U.S. Treasury Bill	0.05	06/10/21	5,000,000	4,999,562
U.S. Treasury Bill	0.05	06/10/21	6,000,000	5,999,475
U.S. Treasury Bill	0.05	07/08/21	5,500,000	5,499,341
U.S. Treasury Bill	0.04	07/08/21	5,500,000	5,499,313
U.S. Treasury Bill	0.08	07/22/21	3,000,000	2,999,233
U.S. Treasury Note	1.38	05/31/21	4,000,000	4,008,448
U.S. Treasury Note	2.63	06/15/21	5,000,000	5,026,390
U.S. Treasury Note	2.13	06/30/21	5,000,000	5,025,739
U.S. Treasury Note	2.25	07/31/21	8,500,000	8,562,431
U.S. Treasury Note	1.50	08/31/21	5,000,000	5,030,047
U.S. Treasury Note	2.88	10/15/21	3,500,000	3,553,326
Total U.S. Government & Agency Obligations
(Cost $128,954,538)				128,954,538

Money Market Fund | 26.0% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.04(b)	45,375,906	45,375,906
Total Money Market Fund
(Cost $45,375,906)			45,375,906
Total Investments in Securities
(Cost $174,330,444) | 100.0%			$174,330,444
(a)	Variable coupon rate as of March 31, 2021.
(b)	7-day yield at March 31, 2021.
At March 31, 2021, the cost of investment securities for tax purposes was $174,330,444. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$128,954,538	$ —	$128,954,538
Money Market Fund	45,375,906	—	—	45,375,906
Total	$45,375,906	$128,954,538	$ —	$174,330,444

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2021  |  (Unaudited)

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 54.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68%	07/30/25	$83,481	$87,210
Total Consumer Discretionary				87,210
Energy | 24.3%
Petroleos Mexicanos	2.00	12/20/22	1,680,600	1,705,346
Petroleos Mexicanos	1.95	12/20/22	836,200	847,720
Petroleos Mexicanos	1.70	12/20/22	114,000	115,177
Petroleos Mexicanos	2.38	04/15/25	729,450	754,937
Petroleos Mexicanos	0.59(a)	04/15/25	9,137,500	9,151,564
Petroleos Mexicanos	2.46	12/15/25	867,500	904,545
Reliance Industries Ltd.	2.06	01/15/26	2,579,000	2,670,593
Reliance Industries Ltd.	1.87	01/15/26	3,484,210	3,591,187
Reliance Industries Ltd.	2.44	01/15/26	1,094,737	1,144,194
Total Energy				20,885,263
Financials | 30.0%
CES MU2 LLC	1.99	05/13/27	1,848,059	1,920,139
Durrah MSN 35603	1.68	01/22/25	530,225	541,222
Export Leasing 2009 LLC	1.86	08/28/21	30,516	30,622
Helios Leasing II LLC	2.67	03/18/25	1,842,368	1,922,124
Lulwa Ltd.	1.89	02/15/25	1,473,600	1,510,959
Lulwa Ltd.	1.83	03/26/25	358,359	367,682
Mexican Aircraft Finance IV	2.54	07/13/25	205,923	214,382
Mexican Aircraft Finance V	2.33	01/14/27	270,000	282,117
MSN 41079 and 41084 Ltd.	1.72	07/13/24	2,636,475	2,688,485
MSN 41079 and 41084 Ltd.	1.63	12/14/24	664,010	677,917
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	741,569	757,849
Pluto Aircraft Leasing LLC	0.40(a)	02/07/23	1,939,390	1,938,027
Rimon LLC	2.45	11/01/25	112,813	117,541
Safina Ltd.	1.55	01/15/22	199,356	200,162
Safina Ltd.	2.00	12/30/23	1,123,266	1,147,243
Salmon River Export LLC	2.19	09/15/26	809,982	841,473
Sandalwood 2013 LLC	2.82	02/12/26	296,705	312,922
Santa Rosa Leasing LLC	1.69	08/15/24	30,336	30,942
Santa Rosa Leasing LLC	1.47	11/03/24	333,474	339,256
Tagua Leasing LLC	1.90	07/12/24	1,404,032	1,435,721
Tagua Leasing LLC	1.73	09/18/24	2,668,593	2,730,973
Tagua Leasing LLC	1.58	11/16/24	175,680	178,924
Thirax 1 LLC	0.97	01/14/33	2,000,000	1,983,071
VCK Lease SA	2.59	07/24/26	62,173	65,346
Washington Aircraft 2 Co. DAC	0.63(a)	06/26/24	3,525,498	3,530,653
Total Financials				25,765,752
Industrials | Less than 0.1%
Sayarra Ltd.	2.77	10/29/21	42,573	42,897
Total Industrials				42,897
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $46,148,023)				46,781,122

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2021  |
(Unaudited)  |  (Continued)
U.S. Government & Agency Obligations | 35.9% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Private Export Funding Corp.	1.75%	11/15/24	$1,000,000	$1,038,455
U.S. Department of Housing & Urban Development	6.07	08/01/21	20,000	20,405
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,200
U.S. Department of Housing & Urban Development	5.77	08/01/26	94,000	95,593
U.S. International Development Finance Corp.	2.22(b)	01/24/25	2,000,000	2,183,730
U.S. International Development Finance Corp.	1.27(b)	06/21/25	1,000,000	1,020,777
U.S. International Development Finance Corp.	0.00(c)	07/17/25	1,000,000	994,151
U.S. International Development Finance Corp.	0.00(c)	01/17/26	700,000	748,073
U.S. International Development Finance Corp.	0.95(b)	04/23/29	5,000,000	5,089,244
U.S. International Development Finance Corp.	1.11	05/15/29	1,000,000	1,016,720
U.S. International Development Finance Corp.	2.36	10/15/29	1,960,460	2,112,701
U.S. International Development Finance Corp.	1.05	10/15/29	1,960,460	1,996,088
U.S. Treasury Note	0.07(a)	01/31/23	2,400,000	2,400,861
U.S. Treasury Note	0.13	03/31/23	500,000	499,668
U.S. Treasury Note	0.25	03/15/24	6,530,000	6,512,655
U.S. Treasury Note	0.50	02/28/26	231,000	226,488
U.S. Treasury Note	0.75	03/31/26	230,000	228,005
U.S. Treasury Note	1.88	07/31/26	4,500,000	4,700,391
Total U.S. Government & Agency Obligations
(Cost $30,587,134)				30,894,205

Corporate Bonds–Other | 2.8% of portfolio

Communication Services | 0.4%
AT&T Inc.	1.36(a)	06/12/24	250,000	255,253
Verizon Communications Inc.	1.30(a)	05/15/25	100,000	102,250
Total Communication Services				357,503
Financials | 2.1%
Athene Global Funding (d)	2.50	01/14/25	100,000	103,588
Bank of America Corp.	0.81(a)	10/24/24	250,000	251,150
Citigroup Inc.	1.29(a)	05/17/24	250,000	253,590
Goldman Sachs Group, Inc.	0.93(a)	02/23/23	250,000	251,712
JP Morgan Chase & Co.	1.04(a)	02/04/27	100,000	97,534
Main Street Capital Corp.	3.00	07/14/26	300,000	298,196
Owl Rock Capital Corp.	3.40	07/15/26	250,000	253,220
Owl Rock Technology Finance Corp.	4.75	12/15/25	250,000	267,377
Total Financials				1,776,367
Real Estate | 0.3%
SBA Tower Trust (d)	3.45	03/15/23	290,000	305,401
Total Real Estate				305,401
Total Corporate Bonds–Other
(Cost $2,402,116)				2,439,271

Asset-Backed Securities | 2.4% of portfolio

Avid Automobile Receivables Trust 19-1 (d)	2.62	02/15/24	78,783	79,374
Carvana Auto Receivables Trust 20-N1A (d)	2.01	03/17/25	250,000	254,208
Consumer Loan Underlying Bond 19-HP1 (d)	2.59	12/15/26	80,517	81,405
CPS Auto Trust 20-AA (d)	2.09	05/15/23	38,826	38,957
CPS Auto Trust 20-AB (d)	2.36	02/15/24	150,000	152,175
CPS Auto Trust 20-CA (d)	0.63	03/15/24	161,428	161,599
Credit Acceptance Auto Loan Trust 20-3A (d)	1.24	10/15/29	250,000	252,333

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2021  |
(Unaudited)  |  (Continued)
Asset-Backed Securities | 2.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Foursight Capital Automobile Receivables Trust 19-1 (d)	2.67%	03/15/24	$300,000	$302,906
Freedom Financial 20-3 (d)	2.40	09/20/27	77,318	77,617
GLS Auto Receivables Trust 19-4 (d)	2.47	11/15/23	155,903	157,189
Marlette Funding Trust 19-3 (d)	2.69	09/17/29	44,490	44,729
Oasis Securitisation 21-1A (d)	2.58	02/15/33	250,000	249,960
SoFi Consumer Loan Program Trust 19-4 (d)	2.45	08/25/28	27,803	28,047
Upstart Securitization Trust 19-3 (d)	2.68	01/21/30	166,788	167,983
Total Asset-Backed Securities
(Cost $2,037,786)				2,048,482

Municipal Bonds | 2.2% of portfolio

California | 0.7%
Arcadia California Pension Obligation	1.50	12/01/26	100,000	100,140
Gardena California Pension Obligation	2.07	04/01/26	200,000	202,061
Orange California Pension Obligation	1.59	06/01/27	100,000	98,856
Port of Oakland California	1.52	05/01/26	200,000	200,726
Total California				601,783
Minnesota | 0.3%
Shakopee Minnesota Independent School District No. 720	0.81	02/01/26	100,000	99,096
Shakopee Minnesota Independent School District No. 720	1.07	02/01/27	120,000	118,577
Total Minnesota				217,673
New York | 1.0%
New York NY	0.83	08/01/24	500,000	499,259
New York NY	1.22	08/01/26	200,000	198,596
Suffolk County New York	0.90	06/15/22	100,000	100,130
Suffolk County New York	1.05	06/15/23	100,000	100,251
Total New York				898,236
Texas | 0.2%
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	200,000	200,677
Total Texas				200,677
Total Municipal Bonds
(Cost $1,920,000)				1,918,369

Money Market Fund | 2.3% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.04(e)	1,924,966	1,924,966
Total Money Market Fund
(Cost $1,924,966)			1,924,966
Total Investments in Securities
(Cost $85,020,025) | 100.0%			$86,006,415
(a)	Variable coupon rate as of March 31, 2021.
(b)	Interest is paid at maturity.
(c)	Zero coupon rate, purchased at a discount.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2021  |
(Unaudited)  |  (Continued)
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,457,471 and represents 2.9% of total investments.
(e)	7-day yield at March 31, 2021.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
DAC - Designated Activity Company
At March 31, 2021, the cost of investment securities for tax purposes was $85,020,025. Net unrealized appreciation of investment securities was $986,390 consisting of unrealized gains of $1,168,508 and unrealized losses of $182,118.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds Guaranteed by Export-Import Bank of the United States	$ —	$46,781,122	$ —	$46,781,122
U.S. Government & Agency Obligations	—	30,894,205	—	30,894,205
Corporate Bonds–Other	—	2,439,271	—	2,439,271
Asset-Backed Securities	—	2,048,482	—	2,048,482
Municipal Bonds	—	1,918,369	—	1,918,369
Money Market Fund	1,924,966	—	—	1,924,966
Total	$1,924,966	$84,081,449	$ —	$86,006,415

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)

Corporate Bonds–Other | 35.0% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 3.2%
Baidu Inc.	3.88%	09/29/23	$1,165,000	$1,245,664
Verizon Communications Inc.	0.75	03/22/24	2,500,000	2,502,744
Verizon Communications Inc.	1.30(a)	05/15/25	9,725,000	9,943,813
Verizon Communications Inc.	0.85	11/20/25	1,700,000	1,663,661
Verizon Communications Inc.	1.45	03/20/26	2,500,000	2,500,202
Walt Disney Co. (The)	1.75	01/13/26	420,000	429,584
Total Communication Services				18,285,668
Consumer Discretionary | 3.0%
American Honda Finance Corp.	0.65	09/08/23	2,000,000	2,003,945
Booking Holdings Inc.	2.75	03/15/23	1,075,000	1,120,202
Booking Holdings Inc.	4.10	04/13/25	1,252,000	1,395,073
Daimler Finance North America LLC (b)	3.30	05/19/25	920,000	987,703
Ford Motor Co.	8.50	04/21/23	1,000,000	1,115,000
Harley-Davidson Financial Services, Inc. (b)	3.35	06/08/25	2,105,000	2,205,965
Ralph Lauren Corp.	1.70	06/15/22	1,000,000	1,015,861
Ralph Lauren Corp.	3.75	09/15/25	850,000	935,296
Volkswagen Group of America, Inc. (b)	2.70	09/26/22	2,120,000	2,189,031
Volkswagen Group of America, Inc. (b)	0.75	11/23/22	1,935,000	1,940,518
Volkswagen Group of America, Inc. (b)	0.88	11/22/23	2,500,000	2,510,017
Total Consumer Discretionary				17,418,611
Consumer Staples | 1.3%
7-Eleven, Inc. (b)	0.65(a)	08/10/22	1,190,000	1,191,221
7-Eleven, Inc. (b)	0.63	02/10/23	1,000,000	1,000,650
7-Eleven, Inc. (b)	0.80	02/10/24	1,090,000	1,086,398
7-Eleven, Inc. (b)	0.95	02/10/26	800,000	779,280
Altria Group, Inc.	4.40	02/14/26	1,339,000	1,509,920
Philip Morris International Inc.	0.88	05/01/26	2,000,000	1,942,102
Total Consumer Staples				7,509,571
Energy | 1.7%
BP Capital Markets America Inc.	3.19	04/06/25	3,600,000	3,873,789
Midwest Connector Capital Co. LLC (b)	3.63	04/01/22	2,676,000	2,714,275
Midwest Connector Capital Co. LLC (b)	3.90	04/01/24	1,665,000	1,718,606
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,483,251
Total Energy				9,789,921
Financials | 15.7%
Ambac LSNI LLC (b)	6.00(a)	02/12/23	10,516	10,542
American Express Co.	0.95(a)	08/03/23	862,000	871,028
Athene Global Funding (b)	2.50	01/14/25	5,715,000	5,920,053
Bank of America Corp.	0.81(a)	10/24/24	1,805,000	1,813,303
Bank of America Corp.	4.00	01/22/25	1,210,000	1,325,083
Bank of America Corp.	3.95	04/21/25	2,210,000	2,423,172
Bank of America Corp.	2.46(a)	10/22/25	2,200,000	2,306,018
Bank of America Corp.	2.02(a)	02/13/26	2,100,000	2,150,921
Bank of America Corp.	1.32(a)	06/19/26	2,100,000	2,093,594
Bank of America Corp.	1.20(a)	10/24/26	920,000	908,075
Capital One Financial Corp.	4.25	04/30/25	1,409,000	1,561,048
Capital Southwest Corp.	4.50	01/31/26	3,410,000	3,587,852
Citigroup Inc.	1.29(a)	05/17/24	5,337,000	5,413,631

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 35.0% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 15.7% (Continued)
Citigroup Inc.	7.00%	12/01/25	$4,000,000	$4,911,502
Citigroup Inc.	3.11(a)	04/08/26	1,800,000	1,921,433
Fidus Investment Corp.	4.75	01/31/26	2,360,000	2,397,786
Gladstone Capital Corp.	5.13	01/31/26	550,000	578,188
Goldman Sachs Group, Inc.	0.93(a)	02/23/23	3,685,000	3,710,239
Goldman Sachs Group, Inc.	3.63	02/20/24	2,065,000	2,222,250
Goldman Sachs Group, Inc.	0.67(a)	03/08/24	7,765,000	7,758,906
J.P. Morgan Chase & Co.	4.02(a)	12/05/24	1,225,000	1,329,029
J.P. Morgan Chase & Co.	2.30(a)	10/15/25	2,130,000	2,217,193
J.P. Morgan Chase & Co.	2.08(a)	04/22/26	2,055,000	2,110,618
JP Morgan Chase & Co.	1.04(a)	02/04/27	910,000	887,555
Main Street Capital Corp.	5.20	05/01/24	3,635,000	3,911,835
Main Street Capital Corp.	3.00	07/14/26	2,695,000	2,678,797
Monroe Capital Corp.	4.75	02/15/26	520,000	526,013
Morgan Stanley	0.73(a)	01/20/23	372,000	372,909
Morgan Stanley	0.56(a)	11/10/23	2,025,000	2,025,651
Morgan Stanley	3.74(a)	04/24/24	1,020,000	1,084,377
Morgan Stanley	2.19(a)	04/28/26	425,000	439,124
Oaktree Specialty Lending Corp.	3.50	02/25/25	1,277,000	1,315,346
Owl Rock Technology Finance Corp.	4.75	12/15/25	5,180,000	5,540,060
PACCAR Financial Corp.	0.80	06/08/23	1,000,000	1,009,438
Protective Life Global Funding (b)	1.17	07/15/25	850,000	840,202
SCE Recovery Funding LLC	0.86	11/15/31	1,885,000	1,826,785
Stellus Capital Investment Corp.	4.88	03/30/26	370,000	379,287
Wells Fargo & Co.	1.65(a)	06/02/24	4,250,000	4,341,562
Wells Fargo & Co.	2.16(a)	02/11/26	840,000	866,550
Wells Fargo & Co.	2.19(a)	04/30/26	2,120,000	2,188,010
Total Financials				89,774,965
Health Care | 2.9%
AmerisourceBergen Corp.	0.74	03/15/23	5,000,000	5,004,284
Baylor Scott & White Holdings	0.83	11/15/25	1,000,000	980,819
Cigna Corp.	1.13(a)	07/15/23	1,830,000	1,852,070
Cigna Corp.	1.25	03/15/26	2,695,000	2,660,450
Health Care Service Corp. (b)	1.50	06/01/25	3,930,000	3,959,822
Stryker Corp.	1.15	06/15/25	1,500,000	1,497,722
Sutter Health	1.32	08/15/25	915,000	912,384
Total Health Care				16,867,551
Industrials | 1.5%
American Airlines Group Inc.	3.60	03/22/29	2,289,506	2,305,123
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	6,556	6,539
Caterpillar Financial Services Corp.	2.15	11/08/24	940,000	983,732
Caterpillar Financial Services Corp.	0.80	11/13/25	2,010,000	1,973,413
Delta Air Lines, Inc. (b)	7.00	05/01/25	965,000	1,111,639
Delta Air Lines, Inc.	7.38	01/15/26	730,000	853,585
Waste Management, Inc	0.75	11/15/25	1,200,000	1,174,360
Total Industrials				8,408,391
Information Technology | 0.7%
Oracle Corp.	1.65	03/25/26	2,500,000	2,519,741

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 35.0% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 0.7% (Continued)
PayPal Holdings, Inc.	1.65%	06/01/25	$1,265,000	$1,288,280
Total Information Technology				3,808,021
Materials | 0.9%
E. I. Du Pont De Nemours and Co.	1.70	07/15/25	500,000	508,329
Georgia-Pacific LLC (b)	0.95	05/15/26	1,450,000	1,404,028
Nucor Corp.	2.00	06/01/25	1,000,000	1,025,898
PPG Industries, Inc.	1.20	03/15/26	2,000,000	1,960,108
Total Materials				4,898,363
Real Estate | 2.1%
Federal Realty Investment Trust	1.25	02/15/26	1,231,000	1,215,515
Public Storage, Inc.	0.88	02/15/26	2,000,000	1,956,250
SBA Tower Trust (b)	3.45	03/15/23	2,420,000	2,548,522
SBA Tower Trust (b)	2.84	01/15/25	3,450,000	3,618,954
SBA Tower Trust (b)	1.88	01/15/26	1,450,000	1,467,459
Service Properties Trust	7.50	09/15/25	930,000	1,056,873
Total Real Estate				11,863,573
Utilities | 2.0%
Entergy Louisiana, LLC	0.62	11/17/23	2,350,000	2,353,112
NextEra Energy Capital Holdings, Inc.	2.75	05/01/25	500,000	528,372
PPL Electric Utilities Corp.	0.44(a)	09/28/23	1,000,000	1,000,551
San Diego Gas & Electric Co.	1.91	02/01/22	710,320	713,316
Southern California Edison Co.	0.45(a)	12/03/21	1,800,000	1,800,950
Southern California Edison Co.	1.85	02/01/22	1,170,000	1,171,447
Southern California Edison Co.	1.10	04/01/24	1,850,000	1,849,975
Southern California Edison Co.	1.20	02/01/26	2,065,000	2,035,061
Total Utilities				11,452,784
Total Corporate Bonds–Other
(Cost $197,381,805)				200,077,419

U.S. Government & Agency Obligations | 32.4% of portfolio

Tennessee Valley Authority	0.00(c)	06/15/21	595,000	594,614
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,203
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,200
U.S. International Development Finance Corp.	0.67(d)	04/23/29	1,230,000	1,227,511
U.S. International Development Finance Corp.	2.36	10/15/29	828,295	892,616
U.S. International Development Finance Corp.	1.05	10/15/29	1,190,980	1,212,623
U.S. Treasury Note	0.08(a)	10/31/22	20,900,000	20,911,078
U.S. Treasury Note	0.07(a)	01/31/23	48,100,000	48,117,251
U.S. Treasury Note	0.13	02/28/23	22,001,000	21,987,249
U.S. Treasury Note	0.13	01/15/24	14,236,000	14,164,820
U.S. Treasury Note	0.25	03/15/24	66,200,000	66,024,156
U.S. Treasury Note	0.50	02/28/26	9,778,000	9,587,023
Total U.S. Government & Agency Obligations
(Cost $184,807,024)				184,739,344

Yankee Bonds | 11.8% of portfolio

AerCap Ireland Capital DAC	1.75	01/30/26	345,000	335,086

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Yankee Bonds | 11.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Aircastle Ltd. (b)	5.25%	08/11/25	$1,243,000	$1,357,153
América Móvil, SAB de CV	3.13	07/16/22	1,085,000	1,120,943
Antares Holdings LP	3.95	07/15/26	335,000	337,844
Avolon Holdings Funding Ltd. (b)	3.63	05/01/22	950,000	968,717
Avolon Holdings Funding Ltd. (b)	3.95	07/01/24	530,000	554,063
Avolon Holdings Funding Ltd. (b)	5.50	01/15/26	1,850,000	2,046,835
Avolon Holdings Funding Ltd. (b)	2.13	02/21/26	1,500,000	1,434,769
Baidu Inc.	3.08	04/07/25	1,050,000	1,105,089
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	800,000	785,626
Banco Santander SA	2.75	05/28/25	1,200,000	1,253,795
Banco Santander SA	1.85	03/25/26	2,000,000	1,996,168
Bank of Montreal	4.34(a)	10/05/28	1,300,000	1,407,750
Barclays PLC	1.57(a)	05/16/24	1,250,000	1,267,859
Barclays PLC	1.01(a)	12/10/24	4,205,000	4,201,540
Barclays PLC	2.85(a)	05/07/26	1,250,000	1,308,550
BMW Finance NV (b)	2.40	08/14/24	2,500,000	2,620,831
BPCE SA (b)	1.00	01/20/26	1,500,000	1,463,703
Delta and SkyMiles IP Ltd. (b)	4.50	10/20/25	780,000	832,571
Enel Finance International NV (b)	2.75	04/06/23	1,345,000	1,398,489
Enel Finance International NV (b)	2.65	09/10/24	1,275,000	1,341,139
ING Groep NV	3.55	04/09/24	720,000	775,092
Lloyds Banking Group PLC	2.86(a)	03/17/23	1,400,000	1,429,445
Lloyds Banking Group PLC	2.91(a)	11/07/23	1,400,000	1,450,539
Macquarie Group Ltd. (b)	1.34(a)	01/12/27	2,500,000	2,453,047
Mitsubishi UFJ Financial Group, Inc.	1.41	07/17/25	710,000	709,513
Nationwide Building Society (b)	3.62(a)	04/26/23	1,980,000	2,042,319
Nationwide Building Society (b)	0.55	01/22/24	3,400,000	3,382,141
NatWest Group PLC	2.36(a)	05/22/24	845,000	871,810
NatWest Group PLC	4.52(a)	06/25/24	1,325,000	1,430,286
NatWest Group PLC	4.27(a)	03/22/25	1,330,000	1,450,857
Nissan Motor Co., Ltd. (b)	3.52	09/17/25	1,460,000	1,546,624
Panasonic Corp. (b)	2.68	07/19/24	3,880,000	4,094,253
Reckitt Benckiser Treasury Services PLC (b)	2.75	06/26/24	1,100,000	1,163,937
Saudi Arabian Oil Co. (b)	1.25	11/24/23	800,000	805,507
Saudi Arabian Oil Co. (b)	1.63	11/24/25	500,000	503,560
Schlumberger Finance Canada Ltd.	1.40	09/17/25	1,000,000	1,000,849
Siemens Financieringsmaatschappij NV (b)	1.20	03/11/26	780,000	770,941
Sinopec Group Overseas Development (2012) Ltd. (b)	3.90	05/17/22	2,100,000	2,171,001
Standard Chartered PLC (b)	2.74(a)	09/10/22	1,700,000	1,715,043
Sumitomo Mitsui Trust Bank, Ltd. (b)	0.80	09/12/23	1,900,000	1,905,290
Syngenta Finance NV (b)	4.44	04/24/23	400,000	419,057
Tencent Holdings Ltd. (b)	3.80	02/11/25	1,850,000	2,000,047
Tencent Holdings Ltd. (b)	1.81	01/26/26	1,000,000	1,003,095
Tencent Music Entertainment Group	1.38	09/03/25	3,035,000	2,972,115
Total Yankee Bonds
(Cost $65,929,406)				67,204,888

Asset-Backed Securities | 10.9% of portfolio

American Credit Acceptance Receivables Trust 19-1 (b)	3.50	04/14/25	774,292	784,758
American Credit Acceptance Receivables Trust 20-1 (b)	1.89	04/13/23	260,411	260,923
American Credit Acceptance Receivables Trust 20-3A (b)	0.62	10/13/23	610,728	611,279
American Credit Acceptance Receivables Trust 20-3B (b)	1.15	08/13/24	850,000	855,255
Avant Loans Funding Trust 19-B (b)	2.72	10/15/26	142,824	143,059
Avid Automobile Receivables Trust 19-1 (b)	2.62	02/15/24	553,060	557,205
Carvana Auto Receivables Trust 20-N1A (b)	2.01	03/17/25	1,560,000	1,586,254
Consumer Loan Underlying Bond 18-P3 (b)	3.82	01/15/26	13,171	13,185
Consumer Loan Underlying Bond 19-HP1 (b)	2.59	12/15/26	1,195,675	1,208,871

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 10.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Consumer Loan Underlying Bond 19-P1 (b)	2.94%	07/15/26	$124,301	$124,752
Consumer Loan Underlying Bond 20-P1 (b)	2.26	03/15/28	450,275	453,124
CoreVest American Finance 20-4 (b)	1.17	12/15/52	907,431	895,085
CPS Auto Trust 20-AA (b)	2.09	05/15/23	310,607	311,658
CPS Auto Trust 20-AB (b)	2.36	02/15/24	1,200,000	1,217,402
CPS Auto Trust 20-CA (b)	0.63	03/15/24	670,249	670,957
Credit Acceptance Auto Loan Trust 18-2A (b)	3.47	05/17/27	205,719	205,971
Credit Acceptance Auto Loan Trust 18-3A (b)	3.55	08/15/27	286,889	288,540
Credit Acceptance Auto Loan Trust 18-3B (b)	3.89	10/15/27	1,045,000	1,067,493
Credit Acceptance Auto Loan Trust 19-1A (b)	3.33	02/15/28	2,552,959	2,587,030
Credit Acceptance Auto Loan Trust 19-1B (b)	3.75	04/17/28	4,475,000	4,632,515
Credit Acceptance Auto Loan Trust 19-1C (b)	3.94	06/15/28	785,000	817,586
Credit Acceptance Auto Loan Trust 20-1A (b)	2.01	02/15/29	1,725,000	1,754,263
Credit Acceptance Auto Loan Trust 20-2A (b)	1.37	07/16/29	870,000	879,473
Credit Acceptance Auto Loan Trust 20-3A (b)	1.24	10/15/29	2,500,000	2,523,330
Credit Acceptance Auto Loan Trust 21-2A (b)	0.96	02/15/30	1,755,000	1,752,971
DT Auto Owner Trust 18-2D (b)	4.15	03/15/24	345,000	351,324
DT Auto Owner Trust 19-1C (b)	3.61	11/15/24	364,000	368,457
DT Auto Owner Trust 20-3A (b)	0.54	04/15/24	1,078,814	1,080,159
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	434,015	441,676
Exeter Automobile Receivables Trust 18-3 (b)	3.71	06/15/23	717,818	722,184
Exeter Automobile Receivables Trust 20-3	0.46	10/17/22	721,527	721,744
Exeter Automobile Receivables Trust 21-1	0.34	03/15/24	790,000	789,750
Foursight Capital Automobile Receivables Trust 19-1 (b)	2.67	03/15/24	4,140,000	4,180,106
Freedom Financial 20-1 (b)	2.52	03/18/27	566,159	569,996
Freedom Financial 20-3 (b)	2.40	09/20/27	301,540	302,706
GLS Auto Receivables Trust 19-1 (b)	3.37	01/17/23	7,525	7,533
GLS Auto Receivables Trust 19-2 (b)	3.06	04/17/23	168,000	168,587
GLS Auto Receivables Trust 19-4 (b)	2.47	11/15/23	659,468	664,911
GLS Auto Receivables Trust 20-2 (b)	1.58	08/15/24	1,704,555	1,718,793
GLS Auto Receivables Trust 20-3 (b)	0.69	10/16/23	576,714	577,449
GLS Auto Receivables Trust 20-4 (b)	0.52	02/15/24	2,246,243	2,247,168
Gracie Point International Fund 20-B (b)	1.52(a)	05/02/23	749,971	751,115
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	317,379	324,203
Marlette Funding Trust 18-4 (b)	3.71	12/15/28	28,461	28,494
Marlette Funding Trust 19-1 (b)	3.44	04/16/29	170,682	171,647
Marlette Funding Trust 19-3 (b)	2.69	09/17/29	813,286	817,646
Marlette Funding Trust 20-2 (b)	1.02	09/16/30	311,030	311,433
NP SPE II LLC 17-1 (b)	3.37	10/21/47	366,236	376,382
Oasis Securitisation 21-1A (b)	2.58	02/15/33	1,037,000	1,036,834
Oportun Funding 21-A (b)	1.21	03/08/28	1,070,000	1,069,634
Oscar US Funding Trust 21-1A (b)	0.40	03/11/24	890,000	889,341
Prosper Marketplace Issuance Trust 19-3 (b)	3.19	07/15/25	23,228	23,250
SoFi Consumer Loan Program Trust 17-4 (b)	2.50	05/26/26	7,586	7,597
SoFi Consumer Loan Program Trust 18-3 (b)	4.02	08/25/27	1,000,000	1,018,402
SoFi Consumer Loan Program Trust 19-2 (b)	3.01	04/25/28	156,805	157,940
SoFi Consumer Loan Program Trust 19-4 (b)	2.45	08/25/28	375,341	378,634
United Auto Credit Securitization Trust 20-1B (b)	1.47	11/10/22	1,120,000	1,124,501
United Auto Credit Securitization Trust 21-1A (b)	0.34	07/10/23	1,935,000	1,934,806
United Auto Credit Securitization Trust 21-1B (b)	0.68	03/11/24	3,230,000	3,228,190
Upstart Securitization Trust 19-3 (b)	2.68	01/21/30	1,314,292	1,323,707
Upstart Securitization Trust 21-1 (b)	0.87	03/20/31	1,063,302	1,064,136
Westlake Automobile Receivable Trust 19-2A (b)	2.84	07/15/24	1,025,000	1,046,601
Westlake Automobile Receivable Trust 20-3A (b)	0.56	05/15/24	2,715,000	2,719,112
World Financial Network Credit Card Master Note Trust 18-B	3.46	07/15/25	1,200,000	1,217,207
Total Asset-Backed Securities
(Cost $61,963,714)				62,136,294

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Municipal Bonds | 3.6% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Arizona | 0.3%
Pinal County Arizona Revenue Obligation	0.80%	08/01/23	$410,000	$412,205
Pinal County Arizona Revenue Obligation	1.20	08/01/25	690,000	691,463
Yuma Arizona Pledged Revenue	0.98	07/15/25	825,000	819,940
Total Arizona				1,923,608
California | 0.9%
Arcadia California Pension Obligation	1.50	12/01/26	780,000	781,092
Chula Vista California Pension Obligation	0.84	06/01/26	795,000	773,062
EL Cajon California Pension Obligation	1.70	04/01/27	300,000	296,139
Gardena California Pension Obligation	2.07	04/01/26	560,000	565,771
Huntington Beach California Pension Obligation	1.34	06/15/26	805,000	802,822
Orange California Pension Obligation	1.59	06/01/27	1,000,000	988,563
Port of Oakland California	1.52	05/01/26	325,000	326,180
San Francisco California Community College District	1.33	06/15/26	300,000	300,027
Total California				4,833,656
Colorado | 0.2%
Denver City & County Colorado Airport Revenue	0.88	11/15/23	575,000	578,111
Regional Transportation District Colorado Sales Revenue	0.90	11/01/26	795,000	781,730
Total Colorado				1,359,841
Florida | 0.1%
Sarasota County Florida Utility System Revenue	0.46	10/01/23	200,000	200,300
Sarasota County Florida Utility System Revenue	1.11	10/01/26	400,000	391,327
Total Florida				591,627
Maine | Less than 0.1%
Maine State Housing Authority	1.70	11/15/26	245,000	245,573
Total Maine				245,573
Minnesota | 0.1%
Shakopee Minnesota Independent School District No. 720	0.81	02/01/26	400,000	396,384
Total Minnesota				396,384
New Jersey | 0.7%
New Jersey Economic Development Authority	7.63(d)	02/15/22	950,000	946,075
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	750,000	754,381
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	640,000	640,806
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	1,110,000	1,105,343
New Jersey St Turnpike Authority Turnpike Revenue	1.05	01/01/26	790,000	777,032
Total New Jersey				4,223,637
New York | 1.2%
New York NY	0.83	08/01/24	2,650,000	2,646,073
New York NY	1.22	08/01/26	1,065,000	1,057,524
Suffolk County New York	0.90	06/15/22	370,000	370,481
Suffolk County New York	1.05	06/15/23	350,000	350,877
Suffolk County New York	1.41	06/15/24	810,000	813,611

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Municipal Bonds | 3.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
New York | 1.2% (Continued)
Suffolk County New York	1.61%	06/15/25	$1,350,000	$1,349,760
Total New York				6,588,326
Texas | 0.1%
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	400,000	401,354
Harris County Texas Cultural Education Facilities Finance Corp.	1.84	11/15/24	205,000	206,086
Total Texas				607,440
Total Municipal Bonds
(Cost $20,870,132)				20,770,092

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 3.2% of portfolio

Energy | 2.1%
Petroleos Mexicanos	0.59(a)	04/15/25	9,966,250	9,981,590
Petroleos Mexicanos	2.46	12/15/25	219,500	228,873
Reliance Industries Ltd.	1.87	01/15/26	1,584,737	1,633,393
Total Energy				11,843,856
Financials | 1.1%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	745,317	760,020
MSN 41079 and 41084 Ltd.	1.63	12/14/24	877,490	895,868
Pluto Aircraft Leasing LLC	0.40(a)	02/07/23	226,424	226,265
Santa Rosa Leasing LLC	1.69	08/15/24	807,838	823,982
Thirax 1 LLC	0.97	01/14/33	2,400,000	2,379,686
Washington Aircraft 2 Co. DAC	0.63(a)	06/26/24	1,147,157	1,148,834
Total Financials				6,234,655
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $18,003,342)				18,078,511

Mortgage-Backed Securities | less than 0.1% of portfolio

FHLMC 780754	2.63(a)	08/01/33	938	958
FNMA 813842	1.69(a)	01/01/35	2,950	3,053
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	2	2
Total Mortgage-Backed Securities
(Cost $3,889)				4,013

Money Market Fund | 3.1% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.04(e)	17,572,455	17,572,455
Total Money Market Fund
(Cost $17,572,455)			17,572,455
Total Investments in Securities
(Cost $566,531,767) | 100.0%			$570,583,016
(a)	Variable coupon rate as of March 31, 2021.

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $138,164,934 and represents 24.2% of total investments.
(c)	Zero coupon rate, purchased at a discount.
(d)	Interest is paid at maturity.
(e)	7-day yield at March 31, 2021.
LLC - Limited Liability Company
DAC - Designated Activity Company
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
LP - Limited Partnership
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
NV - Naamloze Vennottschap
FHLMC - Federal Home Loan Mortgage Corporation
At March 31, 2021, the cost of investment securities for tax purposes was $566,531,767. Net unrealized appreciation of investment securities was $4,051,249 consisting of unrealized gains of $5,459,356 and unrealized losses of $1,408,107.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$200,077,419	$ —	$200,077,419
U.S. Government & Agency Obligations	—	184,739,344	—	184,739,344
Yankee Bonds	—	67,204,888	—	67,204,888
Asset-Backed Securities	—	62,136,294	—	62,136,294
Municipal Bonds	—	20,770,092	—	20,770,092
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	18,078,511	—	18,078,511
Mortgage-Backed Securities	—	4,013	—	4,013
Money Market Fund	17,572,455	—	—	17,572,455
Total	$17,572,455	$553,010,561	$ —	$570,583,016

Portfolio of Investments
Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)

Corporate Bonds–Other | 36.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 3.1%
Alphabet Inc.	1.90%	08/15/40	$50,000	$43,197
Alphabet Inc.	2.05	08/15/50	82,000	67,809
Alphabet Inc.	2.25	08/15/60	120,000	97,925
AT&T Inc.	1.36(a)	06/12/24	595,000	607,501
AT&T Inc.	2.25	02/01/32	145,000	137,915
AT&T Inc.	3.50	06/01/41	40,000	39,458
AT&T Inc.	3.65	06/01/51	255,000	246,634
Charter Communications Operating LLC	4.20	03/15/28	170,000	187,389
Charter Communications Operating LLC	3.70	04/01/51	50,000	46,765
Comcast Corp.	3.95	10/15/25	85,000	94,957
Comcast Corp.	1.95	01/15/31	65,000	62,602
Comcast Corp.	2.45	08/15/52	125,000	106,881
Comcast Corp.	2.65	08/15/62	125,000	106,056
Sprint Spectrum Co. LLC (b)	4.74	03/20/25	450,000	481,815
T-Mobile US, Inc. (b)	3.00	02/15/41	200,000	185,630
Verizon Communications Inc.	0.85	11/20/25	150,000	146,794
Verizon Communications Inc.	2.10	03/22/28	200,000	200,838
Verizon Communications Inc.	2.55	03/21/31	130,000	129,882
Verizon Communications Inc.	2.65	11/20/40	100,000	91,385
Verizon Communications Inc.	3.40	03/22/41	195,000	197,961
Verizon Communications Inc.	3.55	03/22/51	185,000	184,740
Walt Disney Co. (The)	3.50	05/13/40	65,000	68,730
Total Communication Services				3,532,864
Consumer Discretionary | 5.3%
Amazon.com, Inc.	2.70	06/03/60	160,000	141,915
American Airlines Group, Inc. (b)	5.50	04/20/26	130,000	135,290
American Airlines Group, Inc. (b)	5.75	04/20/29	750,000	797,738
American Airlines Pass Through Trust 2017-1	3.65	02/15/29	132,825	133,875
Block Financial Corp.	3.88	08/15/30	95,000	98,021
Booking Holdings Inc.	4.10	04/13/25	150,000	167,141
Booking Holdings Inc.	4.50	04/13/27	55,000	63,818
Daimler Finance North America LLC (b)	3.30	05/19/25	175,000	187,878
Expedia Group, Inc. (b)	4.63	08/01/27	330,000	367,206
Expedia Group, Inc. (b)	2.95	03/15/31	1,000,000	986,300
Ford Motor Co.	8.50	04/21/23	245,000	273,175
Ford Motor Co.	3.37	11/17/23	200,000	205,000
Ford Motor Co.	9.00	04/22/25	65,000	78,722
Ford Motor Co.	3.38	11/13/25	200,000	203,400
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	166,576
Harley-Davidson Financial Services, Inc. (b)	3.35	06/08/25	365,000	382,507
Lowe's Companies, Inc.	1.30	04/15/28	135,000	128,274
Lowe's Companies, Inc.	1.70	10/15/30	180,000	169,076
Lowe's Companies, Inc.	3.00	10/15/50	170,000	158,562
Marriott International, Inc.	2.85	04/15/31	315,000	309,156
McDonald's Corp.	4.20	04/01/50	35,000	39,751
Mileage Plus Holdings, LLC (b)	6.50	06/20/27	225,000	246,656
Murphy Oil USA, Inc. (b)	3.75	02/15/31	100,000	98,293
Ralph Lauren Corp.	3.75	09/15/25	155,000	170,554
Southwest Airlines Co.	5.13	06/15/27	67,000	77,028
Tractor Supply Co.	1.75	11/01/30	100,000	92,256
Volkswagen Group of America (b)	4.25	11/13/23	200,000	217,358
Total Consumer Discretionary				6,095,526

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer Staples | 0.8%
7-Eleven Inc. (b)	1.30%	02/10/28	$60,000	$57,484
7-Eleven Inc. (b)	1.80	02/10/31	60,000	56,032
7-Eleven Inc. (b)	2.80	02/10/51	135,000	120,909
Anheuser-Busch InBev SA/NV	4.90	02/01/46	301,000	359,558
General Mills, Inc.	1.23(a)	10/17/23	210,000	213,042
Kellogg Co.	2.10	06/01/30	100,000	97,162
Total Consumer Staples				904,187
Energy | 2.9%
BP Capital Markets America Inc.	1.75	08/10/30	210,000	198,361
BP Capital Markets America Inc.	2.77	11/10/50	125,000	109,003
BP Capital Markets America Inc.	3.19	04/06/25	192,000	206,602
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	205,852
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	41,104
Energy Transfer Operating LP	4.50	04/15/24	150,000	163,584
Energy Transfer Operating LP	3.75	05/15/30	318,000	327,848
Energy Transfer Operating LP	5.00	05/15/50	90,000	93,082
EOG Resources, Inc.	4.38	04/15/30	85,000	97,581
EOG Resources, Inc.	4.95	04/15/50	60,000	73,192
EQM Midstream Partners, LP	4.75	07/15/23	188,000	195,050
EQM Midstream Partners, LP	5.50	07/15/28	68,000	71,382
Gray Oak Pipeline, LLC (b)	2.00	09/15/23	70,000	71,252
HollyFrontier Corp.	2.63	10/01/23	60,000	61,824
Midwest Connector Capital Co. LLC (b)	3.90	04/01/24	85,000	87,737
Midwest Connector Capital Co. LLC (b)	4.63	04/01/29	205,000	207,877
MPLX LP	1.75	03/01/26	80,000	80,122
MPLX LP	2.65	08/15/30	245,000	240,089
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	112,638
Phillips 66	2.15	12/15/30	260,000	245,967
Pioneer Natural Resources Co.	1.90	08/15/30	430,000	399,067
Valero Energy Corp.	1.20	03/15/24	90,000	90,271
Total Energy				3,379,485
Financials | 14.1%
Athene Global Funding (b)	2.50	01/14/25	1,144,000	1,185,046
Athene Global Funding (b)	2.95	11/12/26	120,000	126,023
Bank of America Corp.	0.81(a)	10/24/24	300,000	301,380
Bank of America Corp.	3.95	04/21/25	844,000	925,411
Bank of America Corp.	1.20(a)	10/24/26	200,000	197,408
Bank of America Corp.	2.50(a)	02/13/31	263,000	260,579
Bank of America Corp.	1.92(a)	10/24/31	300,000	282,320
Bank of America Corp.	2.68(a)	06/19/41	275,000	257,450
Bank of America Corp.	2.83(a)	10/24/51	300,000	275,424
Capital Southwest Corp.	4.50	01/31/26	545,000	573,425
CIT Group Inc.	3.93(a)	06/19/24	402,000	425,115
Citigroup Inc.	1.29(a)	05/17/24	150,000	152,154
Citigroup Inc.	4.45	09/29/27	653,000	736,967
Citigroup Inc.	2.98(a)	11/05/30	365,000	377,478
Citigroup Inc.	2.57(a)	06/03/31	470,000	469,632
CoreStates Capital II (b)	0.89(a)	01/15/27	525,000	507,162
Fidus Investment Corp.	4.75	01/31/26	360,000	365,764
Gladstone Capital Corp.	5.13	01/31/26	200,000	210,250
Goldman Sachs Group Inc.	3.81(a)	04/23/29	117,000	128,188

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 14.1% (Continued)
Goldman Sachs Group, Inc.	3.50%	01/23/25	$265,000	$285,975
Goldman Sachs Group, Inc.	3.50	04/01/25	165,000	178,763
Goldman Sachs Group, Inc.	1.43(a)	03/09/27	350,000	346,866
Iron Mountain Inc. (b)	4.50	02/15/31	80,000	79,088
J.P. Morgan Chase & Co.	2.08(a)	04/22/26	340,000	349,202
J.P. Morgan Chase & Co.	3.63	12/01/27	522,000	567,192
J.P. Morgan Chase & Co.	2.52(a)	04/22/31	240,000	239,495
J.P. Morgan Chase & Co.	2.96(a)	05/13/31	120,000	122,219
JP Morgan Chase & Co.	1.04(a)	02/04/27	150,000	146,300
JP Morgan Chase & Co.	1.95(a)	02/04/32	280,000	265,373
Main Street Capital Corp.	5.20	05/01/24	1,134,000	1,220,363
Main Street Capital Corp.	3.00	07/14/26	445,000	442,325
Monroe Capital Corp.	4.75	02/15/26	130,000	131,503
Morgan Stanley	2.70(a)	01/22/31	540,000	549,465
Morgan Stanley	1.79(a)	02/13/32	175,000	163,338
Oaktree Specialty Lending Corp.	3.50	02/25/25	605,000	623,167
Owl Rock Capital Corp.	3.40	07/15/26	300,000	303,864
Owl Rock Technology Finance Corp.	4.75	12/15/25	1,095,000	1,171,113
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	153,398
Prudential Financial, Inc.	5.70(a)	09/15/48	75,000	85,745
Regions Financial Corp.	2.25	05/18/25	70,000	72,636
Stellus Capital Investment Corp.	4.88	03/30/26	60,000	61,506
Wells Fargo & Co.	2.19(a)	04/30/26	60,000	61,925
Wells Fargo & Co.	2.39(a)	06/02/28	445,000	456,078
Wells Fargo & Co.	2.57(a)	02/11/31	50,000	50,271
Wells Fargo & Co.	3.07(a)	04/30/41	340,000	333,406
Total Financials				16,217,752
Health Care | 1.8%
AbbVie Inc.	2.95	11/21/26	160,000	170,349
AbbVie Inc.	4.05	11/21/39	172,000	192,572
AbbVie Inc.	4.25	11/21/49	90,000	101,838
Anthem, Inc.	3.13	05/15/50	60,000	57,255
Becton, Dickinson and Co.	1.96	02/11/31	130,000	123,327
Bristol-Myers Squibb Co.	2.35	11/13/40	170,000	154,630
Cigna Corp.	2.38	03/15/31	200,000	196,718
Cigna Corp.	3.40	03/15/51	200,000	196,636
CVS Health Corp.	2.70	08/21/40	170,000	156,557
HCA Healthcare Inc.	5.13	06/15/39	144,000	172,946
Health Care Service Corp. (b)	1.50	06/01/25	110,000	110,835
Merck & Co., Inc.	2.35	06/24/40	75,000	69,423
Mylan Inc.	4.55	04/15/28	140,000	158,101
Mylan Inc.	5.20	04/15/48	50,000	57,507
Sutter Health	1.32	08/15/25	135,000	134,614
Total Health Care				2,053,308
Industrials | 1.9%
Ashtead Capital, Inc. (b)	4.25	11/01/29	308,000	330,210
Boeing Co. (The)	2.20	02/04/26	700,000	697,829
Boeing Co. (The)	5.71	05/01/40	280,000	342,644
Caterpillar Inc.	3.25	04/09/50	55,000	56,200
Delta Air Lines, Inc. (b)	7.00	05/01/25	250,000	287,989
Delta Air Lines, Inc.	7.38	01/15/26	180,000	210,473

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | 1.9% (Continued)
Masco Corp.	2.00%	10/01/30	$85,000	$80,828
Masco Corp.	2.00	02/15/31	120,000	113,800
Total Industrials				2,119,973
Information Technology | 1.6%
Dell International LLC / EMC Corp. (b)	5.85	07/15/25	110,000	128,237
Dell International LLC / EMC Corp. (b)	4.90	10/01/26	182,000	206,478
Infor, Inc. (b)	1.75	07/15/25	70,000	70,751
Microchip Technology Inc. (b)	0.97	02/15/24	200,000	199,628
Microsoft Corp.	2.92	03/17/52	445,000	438,348
NVIDIA Corp.	3.50	04/01/40	90,000	96,811
NVIDIA Corp.	3.50	04/01/50	90,000	95,058
Oracle Corp.	2.88	03/25/31	200,000	203,587
Oracle Corp.	3.65	03/25/41	200,000	202,387
VMware, Inc.	4.70	05/15/30	200,000	230,536
Total Information Technology				1,871,821
Materials | 0.2%
3M Co.	3.70	04/15/50	60,000	65,171
E.I. du Pont de Nemours & Co.	2.30	07/15/30	40,000	40,063
Silgan Holdings Inc. (b)	1.40	04/01/26	125,000	122,344
Total Materials				227,578
Real Estate | 1.7%
Crown Castle International Corp.	2.90	04/01/41	450,000	413,999
Life Storage, LP	2.20	10/15/30	215,000	203,091
SBA Tower Trust (b)	2.84	01/15/25	115,000	120,632
SBA Tower Trust (b)	1.88	01/15/26	265,000	268,191
Service Properties Trust	7.50	09/15/25	305,000	346,609
STORE Capital Corp.	2.75	11/18/30	200,000	195,730
VEREIT Operating Partnership, LP	2.20	06/15/28	295,000	289,484
Welltower Inc.	2.75	01/15/31	95,000	94,488
Total Real Estate				1,932,224
Utilities | 3.0%
Dominion Energy, Inc.	0.71(a)	09/15/23	90,000	90,116
National Fuel Gas Co.	5.50	01/15/26	307,000	350,852
Pacific Gas & Electric Co.	4.25	08/01/23	394,000	420,308
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	140,998
Pacific Gas & Electric Co.	4.25	03/15/46	670,000	641,348
San Diego Gas & Electric Co.	1.91	02/01/22	121,577	122,090
SCE Recovery Funding LLC	2.51	11/15/43	190,000	179,367
Southern California Edison Co.	1.85	02/01/22	117,714	117,860
Southern California Edison Co.	1.10	04/01/24	370,000	369,995
Southern California Edison Co.	2.25	06/01/30	55,000	53,245
Southern California Edison Co.	4.50	09/01/40	200,000	223,615
Southern California Edison Co.	4.00	04/01/47	164,000	168,939
Southern California Edison Co.	3.65	02/01/50	214,000	211,696
TerraForm Power Operating LLC (b)	4.25	01/31/23	215,000	221,988

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 3.0% (Continued)
TerraForm Power Operating LLC (b)	4.75%	01/15/30	$171,000	$177,551
Total Utilities				3,489,968
Total Corporate Bonds–Other
(Cost $41,907,943)				41,824,686

Mortgage-Backed Securities | 17.1% of portfolio

FHLMC QA7479	3.00	03/01/50	498,028	519,739
FHLMC SB8503	2.00	08/01/35	1,920,136	1,973,881
FHLMC SD8068	3.00	06/01/50	421,618	439,095
FNMA BN5402	3.50	04/01/49	61,446	64,888
FNMA BN7662	3.50	07/01/49	206,191	217,715
FNMA CA4016	3.00	08/01/49	925,804	967,083
FNMA FM1000	3.00	04/01/47	1,574,504	1,649,483
FNMA FM4231	2.50	09/01/50	337,889	347,118
FNMA FM5470	2.00	01/01/36	1,173,286	1,209,037
FNMA MA3691	3.00	07/01/49	323,023	336,734
FNMA MA3834	3.00	11/01/49	651,547	678,148
FNMA MA3960	3.00	03/01/50	299,498	311,988
FNMA MA3992	3.50	04/01/50	372,122	393,317
FNMA MA4048	3.00	06/01/50	1,254,540	1,306,964
FNMA MA4179	2.00	11/01/35	5,577,178	5,728,568
FNMA MA4229	2.00	01/01/36	2,539,096	2,614,665
FNMA MA4303	2.00	04/01/36	900,000	924,430
Total Mortgage-Backed Securities
(Cost $19,836,244)				19,682,853

U.S. Government & Agency Obligations | 12.3% of portfolio

U.S. International Development Finance Corp.	1.05	10/15/29	147,035	149,707
U.S. International Development Finance Corp.	1.49	08/15/31	80,000	79,654
U.S. International Development Finance Corp.	3.00	10/05/34	190,246	205,673
U.S. International Development Finance Corp.	1.32	03/15/35	225,000	213,368
U.S. Treasury Note	0.13	02/28/23	364,000	363,773
U.S. Treasury Note	0.25	03/15/24	1,825,000	1,820,152
U.S. Treasury Note	0.50	02/28/26	286,000	280,414
U.S. Treasury Note	0.75	03/31/26	140,000	138,786
U.S. Treasury Note	1.13	02/29/28	1,109,000	1,089,592
U.S. Treasury Note	1.25	03/31/28	1,880,000	1,860,612
U.S. Treasury Note	1.13	02/15/31	697,000	658,556
U.S. Treasury Note	1.38	11/15/40	2,958,000	2,516,149
U.S. Treasury Note	1.88	02/15/41	1,068,000	994,408
U.S. Treasury Note	1.63	11/15/50	4,581,000	3,817,261
Total U.S. Government & Agency Obligations
(Cost $14,379,917)				14,188,105

Yankee Bonds | 11.0% of portfolio

AerCap Ireland Capital DAC	4.13	07/03/23	185,000	196,261
AerCap Ireland Capital DAC	1.75	01/30/26	245,000	237,960
Aircastle Ltd. (b)	5.25	08/11/25	310,000	338,469
Antares Holdings LP	3.95	07/15/26	375,000	378,183
Avolon Holdings Funding Ltd. (b)	3.63	05/01/22	207,000	211,078
Avolon Holdings Funding Ltd. (b)	5.13	10/01/23	500,000	533,011
Avolon Holdings Funding Ltd. (b)	3.95	07/01/24	150,000	156,810

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Yankee Bonds | 11.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Avolon Holdings Funding Ltd. (b)	5.50%	01/15/26	$300,000	$331,919
Avolon Holdings Funding Ltd. (b)	2.13	02/21/26	250,000	239,128
Avolon Holdings Funding Ltd. (b)	4.25	04/15/26	100,000	104,742
Avolon Holdings Funding Ltd. (b)	2.75	02/21/28	400,000	375,902
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	200,000	196,407
Banco Santander SA	2.75	05/28/25	200,000	208,966
Banco Santander SA	1.85	03/25/26	400,000	399,234
Banco Santander SA	3.49	05/28/30	200,000	208,219
Barclays PLC	1.57(a)	05/16/24	400,000	405,715
Barclays PLC	2.85(a)	05/07/26	325,000	340,223
Barclays PLC	2.65(a)	06/24/31	200,000	196,507
Cemex, SAB de CV (b)	7.38	06/05/27	230,000	260,399
Cenovus Energy Inc.	5.25	06/15/37	285,000	308,361
Delta and SkyMiles IP Ltd. (b)	4.50	10/20/25	265,000	282,861
Delta and SkyMiles IP Ltd. (b)	4.75	10/20/28	245,000	266,412
DH Europe Finance II SARL	2.60	11/15/29	153,000	156,389
Enel Finance International NV (b)	2.75	04/06/23	200,000	207,954
Enel Finance International NV (b)	2.65	09/10/24	345,000	362,896
Lloyds Banking Group, PLC	0.70(a)	05/11/24	700,000	699,697
Mitsubishi UFJ Financial Group, Inc.	1.41	07/17/25	220,000	219,849
Nationwide Building Society (b)	3.62(a)	04/26/23	200,000	206,295
Nationwide Building Society (b)	0.55	01/22/24	200,000	198,949
NatWest Group PLC	4.27(a)	03/22/25	296,000	322,897
Nissan Motor Co., Ltd. (b)	0.83(a)	03/08/24	210,000	209,520
Nissan Motor Co., Ltd. (b)	3.52	09/17/25	230,000	243,646
Nissan Motor Co., Ltd. (b)	4.81	09/17/30	200,000	219,357
Siemens Financieringsmaatschappij NV (b)	1.20	03/11/26	400,000	395,354
Siemens Financieringsmaatschappij NV (b)	1.70	03/11/28	450,000	441,765
Spirit Loyalty Cayman Ltd. (b)	8.00	09/20/25	200,000	226,000
Sumitomo Mitsui Financial Group, Inc. (b)	1.05	09/12/25	200,000	196,740
Syngenta Finance NV (b)	4.44	04/24/23	230,000	240,958
Syngenta Finance NV (b)	4.89	04/24/25	530,000	567,360
Tencent Holdings Ltd. (b)	3.80	02/11/25	200,000	216,221
Tencent Holdings Ltd. (b)	1.81	01/26/26	220,000	220,681
Tencent Holdings Ltd. (b)	3.98	04/11/29	220,000	238,905
Tencent Music Entertainment Group	2.00	09/03/30	200,000	186,254
Teva Pharmaceutical Industries Ltd.	2.80	07/21/23	248,000	246,896
Westpac Banking Corp.	2.96	11/16/40	300,000	279,086
Total Yankee Bonds
(Cost $12,532,807)				12,680,436

Asset-Backed Securities | 10.6% of portfolio

American Credit Acceptance Receivables Trust 19-1 (b)	3.50	04/14/25	103,239	104,634
American Credit Acceptance Receivables Trust 2019-3 (b)	2.59	08/14/23	392,633	393,469
American Credit Acceptance Receivables Trust 20-3A (b)	0.62	10/13/23	79,660	79,732
American Credit Acceptance Receivables Trust 20-3B (b)	1.15	08/13/24	115,000	115,711
Avant Loans Funding Trust 19-B (b)	2.72	10/15/26	14,002	14,025
Avid Automobile Receivables Trust 19-1 (b)	2.62	02/15/24	31,513	31,750
Carvana Auto Receivables Trust 19-2A (b)	2.74	12/15/23	310,000	313,614
Carvana Auto Receivables Trust 20-N1A (b)	2.01	03/17/25	350,000	355,890
Consumer Loan Underlying Bond 18-P3 (b)	3.82	01/15/26	9,579	9,589
Consumer Loan Underlying Bond 19-HP1 (b)	2.59	12/15/26	40,258	40,703
Consumer Loan Underlying Bond 20-P1 (b)	2.26	03/15/28	88,289	88,848
CoreVest American Finance 20-4 (b)	1.17	12/15/52	147,951	145,938
CPS Auto Trust 20-C (b)	1.01	01/15/25	100,000	100,279
Credit Acceptance Auto Loan Trust 18-2A (b)	3.47	05/17/27	11,096	11,110
Credit Acceptance Auto Loan Trust 18-3B (b)	3.89	10/15/27	250,000	255,381

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 10.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Credit Acceptance Auto Loan Trust 19-1A (b)	3.33%	02/15/28	$221,611	$224,569
Credit Acceptance Auto Loan Trust 19-1B (b)	3.75	04/17/28	500,000	517,600
Credit Acceptance Auto Loan Trust 19-1C (b)	3.94	06/15/28	250,000	260,378
Credit Acceptance Auto Loan Trust 20-1A (b)	2.01	02/15/29	500,000	508,482
Credit Acceptance Auto Loan Trust 20-1A (b)	2.39	04/16/29	250,000	257,410
Credit Acceptance Auto Loan Trust 20-2A (b)	1.37	07/16/29	250,000	252,722
Credit Acceptance Auto Loan Trust 20-3A (b)	1.24	10/15/29	350,000	353,266
Credit Acceptance Auto Loan Trust 21-2A (b)	0.96	02/15/30	320,000	319,630
DT Auto Owner Trust 18-2D (b)	4.15	03/15/24	100,000	101,833
DT Auto Owner Trust 19-1C (b)	3.61	11/15/24	300,000	303,673
DT Auto Owner Trust 20-3A (b)	0.91	12/16/24	200,000	201,008
Exeter Automobile Receivables Trust 20-1A (b)	2.05	06/15/23	14,970	15,001
Exeter Automobile Receivables Trust 20-1A (b)	2.26	04/15/24	100,000	100,907
Exeter Automobile Receivables Trust 20-3A	0.52	10/16/23	100,000	100,106
Exeter Automobile Receivables Trust 21-1A	0.50	02/18/25	240,000	239,824
Foursight Capital Automobile Receivables Trust 19-1 (b)	2.67	03/15/24	100,000	100,969
Freedom Financial 20-3 (b)	2.40	09/20/27	115,977	116,425
Freedom Financial 21-1 (b)	0.66	03/20/28	464,128	464,318
GLS Auto Receivables Trust 19-1 (b)	3.65	12/16/24	800,000	810,292
GLS Auto Receivables Trust 19-2 (b)	3.06	04/17/23	561,018	562,978
GLS Auto Receivables Trust 20-2 (b)	1.58	08/15/24	239,338	241,337
GLS Auto Receivables Trust 20-3 (b)	1.38	08/15/24	150,000	151,226
GLS Auto Receivables Trust 20-4 (b)	0.87	12/16/24	300,000	300,910
Gracie Point International Fund 20-B (b)	1.52(a)	05/02/23	290,989	291,432
Marlette Funding Trust 19-3 (b)	2.69	09/17/29	17,796	17,892
Marlette Funding Trust 20-2 (b)	1.02	09/16/30	47,851	47,913
Oasis Securitisation 21-1A (b)	2.58	02/15/33	250,000	249,960
Oportun Funding 21-A (b)	1.21	03/08/28	300,000	299,897
Oscar US Funding Trust 21-1A (b)	0.40	03/11/24	170,000	169,874
Prosper Marketplace Issuance Trust 19-3 (b)	3.19	07/15/25	1,689	1,691
SoFi Consumer Loan Program Trust 18-3 (b)	4.02	08/25/27	150,000	152,760
SoFi Consumer Loan Program Trust 19-1 (b)	3.24	02/25/28	9,411	9,450
SoFi Consumer Loan Program Trust 19-4 (b)	2.45	08/25/28	27,803	28,047
United Auto Credit Securitization Trust 20-1B (b)	1.47	11/10/22	120,000	120,482
United Auto Credit Securitization Trust 21-1A (b)	0.34	07/10/23	370,000	369,963
United Auto Credit Securitization Trust 21-1B (b)	0.68	03/11/24	1,050,000	1,049,411
Upstart Securitization Trust 19-3 (b)	2.68	01/21/30	50,036	50,395
Westlake Automobile Receivable Trust 19-2A (b)	2.84	07/15/24	200,000	204,215
Westlake Automobile Receivable Trust 20-3A (b)	0.56	05/15/24	375,000	375,568
Westlake Automobile Receivable Trust 20-3A (b)	0.78	11/17/25	230,000	230,987
Total Asset-Backed Securities
(Cost $12,219,585)				12,235,474

Municipal Bonds | 5.9% of portfolio

Alabama | 0.1%
Alabama Public School & College Authority	1.16	06/01/26	85,000	84,233
Total Alabama				84,233
Arizona | 0.3%
Pinal County Arizona Revenue Obligation	1.05	08/01/24	120,000	120,913
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	110,650
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	133,215
Total Arizona				364,778

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Municipal Bonds | 5.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
California | 2.6%
California Infrastructure & Economic Development Bank	1.24%	10/01/27	$50,000	$49,343
City of Chula Vista California Pension Obligation	1.16	06/01/27	130,000	125,691
City of Chula Vista California Pension Obligation	1.41	06/01/28	130,000	125,072
City of Chula Vista California Pension Obligation	1.63	06/01/29	160,000	154,062
City of Chula Vista California Pension Obligation	1.73	06/01/30	130,000	124,658
City of Chula Vista California Pension Obligation	1.83	06/01/31	115,000	108,921
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	237,645
City of Los Angeles California Department of Airports	1.25	05/15/28	200,000	191,438
City of Los Angeles California Department of Airports	1.51	05/15/29	45,000	43,037
City of Los Angeles California Department of Airports	1.61	05/15/30	50,000	47,578
City of Los Angeles California Department of Airports	1.71	05/15/31	45,000	42,650
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	973,316
EL Cajon California Pension Obligation	1.70	04/01/27	100,000	98,713
Gardena California Pension Obligation	2.07	04/01/26	100,000	101,030
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	155,069
Orange California Pension Obligation	1.59	06/01/27	185,000	182,884
Santa Clara Valley California Water District	3.82	06/01/39	180,000	193,581
Total California				2,954,688
Colorado | 0.5%
Denver City & County Colorado Airport	1.57	11/15/26	95,000	95,308
Regional Transportation District Colorado	1.18	11/01/27	175,000	170,684
Regional Transportation District Colorado	1.33	11/01/28	150,000	145,432
Regional Transportation District Colorado	1.84	11/01/31	120,000	116,236
Total Colorado				527,660
Georgia | 0.1%
City of Atlanta Georgia Water & Wastewater	2.26	11/01/35	130,000	129,719
Total Georgia				129,719
New Jersey | 0.9%
New Jersey Economic Development Authority	7.63(c)	02/15/22	130,000	129,463
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	95,000	95,555
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	85,000	85,107
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	145,000	144,392
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	575,000	604,422
Total New Jersey				1,058,939
New York | 1.1%
New York NY	0.83	08/01/24	500,000	499,259
New York NY	1.22	08/01/26	200,000	198,596
Suffolk County New York	1.61	06/15/25	200,000	199,965
Suffolk County New York	1.99	06/15/26	365,000	365,730
Total New York				1,263,550
Texas | 0.3%
Harris County Texas Cultural Education Facilities Finance Corp.	3.34	11/15/37	200,000	196,326
San Antonio Texas Electric & Gas	2.91	02/01/48	150,000	147,405
Total Texas				343,731
Total Municipal Bonds
(Cost $6,794,211)				6,727,298

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.7% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 0.3%
Petroleos Mexicanos	0.59%(a)	04/15/25	$303,875	$304,343
Total Energy				304,343
Financials | 0.4%
Thirax 1 LLC	0.97	01/14/33	500,000	495,768
Total Financials				495,768
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $803,566)				800,111

Money Market Fund | 6.0% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.04(d)	6,857,722	6,857,722
Total Money Market Fund
(Cost $6,857,722)			6,857,722
Total Investments in Securities
(Cost $115,331,995) | 100.0%			$114,996,685
(a)	Variable coupon rate as of March 31, 2021.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $28,218,991 and represents 24.5% of total investments.
(c)	Interest is paid at maturity.
(d)	7-day yield at March 31, 2021.
LLC - Limited Liability Company
LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation
DAC - Designated Activity Company
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
SARL - Societe a responsabilite limitee
NV - Naamloze Vennottschap
At March 31, 2021, the cost of investment securities for tax purposes was $115,344,895. Net unrealized depreciation of investment securities was $348,210 consisting of unrealized gains of $1,091,163 and unrealized losses of $1,439,373.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$41,824,686	$ —	$41,824,686
Mortgage-Backed Securities	—	19,682,853	—	19,682,853
U.S. Government & Agency Obligations	—	14,188,105	—	14,188,105
Yankee Bonds	—	12,680,436	—	12,680,436
Asset-Backed Securities	—	12,235,474	—	12,235,474
Municipal Bonds	—	6,727,298	—	6,727,298
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	800,111	—	800,111
Money Market Fund	6,857,722	—	—	6,857,722
Total	$6,857,722	$108,138,963	$ —	$114,996,685

Portfolio of Investments
Stock Index Fund  |  March 31, 2021  |  (Unaudited)

	Cost	Value
Investment in SP 500	$39,520,365	$198,801,676
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2021, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.70%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)

Common Stocks | 98.2% of net assets
	Shares	Value
Aerospace & Defense | 1.6%
Boeing Co. (a)	459,662	$117,085,104
General Dynamics Corp.	195,312	35,460,847
Howmet Aerospace, Inc.	329,069	10,572,987
Huntington Ingalls Industries, Inc.	32,105	6,608,814
L3Harris Technologies, Inc.	173,590	35,183,221
Lockheed Martin Corp.	206,638	76,352,741
Northrop Grumman Corp.	129,862	42,028,538
Raytheon Technologies Corp.	1,273,874	98,432,244
Teledyne Technologies, Inc. (a)	31,829	13,166,066
Textron, Inc.	195,208	10,947,265
TransDigm Group, Inc. (a)	45,514	26,758,591
Total Aerospace & Defense		472,596,418
Air Freight & Logistics | 0.6%
C.H. Robinson Worldwide, Inc.	112,996	10,783,208
Expeditors International of Washington, Inc.	138,183	14,880,927
FedEx Corp.	204,011	57,947,285
United Parcel Service, Inc., Class B	602,890	102,485,271
Total Air Freight & Logistics		186,096,691
Airlines | 0.3%
Alaska Air Group, Inc.	104,278	7,217,080
American Airlines Group, Inc. (b)	533,471	12,749,957
Delta Air Lines, Inc. (a)	530,898	25,631,756
Southwest Airlines Co.	501,286	30,608,523
United Airlines Holdings, Inc. (a)	262,971	15,131,351
Total Airlines		91,338,667
Auto Components | 0.1%
Aptiv PLC (a)	227,023	31,306,472
BorgWarner, Inc.	196,796	9,123,462
Total Auto Components		40,429,934
Automobiles | 1.9%
Ford Motor Co. (a)	3,277,145	40,145,026
General Motors Co.	1,061,747	61,007,983
Tesla Inc. (a)	644,156	430,251,117
Total Automobiles		531,404,126
Banks | 4.4%
Bank of America Corp.	6,376,718	246,715,219
Citigroup, Inc.	1,750,295	127,333,961
Citizens Financial Group, Inc.	365,770	16,148,746
Comerica, Inc.	123,273	8,843,605
Fifth Third Bancorp	602,022	22,545,724
First Republic Bank	145,177	24,208,265
Huntington Bancshares, Inc.	878,386	13,808,228
JPMorgan Chase & Co.	2,560,861	389,839,870
KeyCorp	839,510	16,773,410
M&T Bank Corp.	102,840	15,591,572
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Banks | 4.4% (Continued)
People's United Financial, Inc.	345,227	$6,179,563
PNC Financial Services Group, Inc.	354,492	62,181,442
Regions Financial Corp.	819,317	16,927,089
SVB Financial Group (a)	43,260	21,355,732
Truist Financial Corp.	1,130,798	65,948,139
U.S. Bancorp	1,145,350	63,349,309
Wells Fargo & Co.	3,467,745	135,484,797
Zions Bancorp. NA	129,876	7,137,985
Total Banks		1,260,372,656
Beverages | 1.4%
Brown-Forman Corp., Class B	156,870	10,819,324
Coca-Cola Co.	3,251,905	171,407,912
Constellation Brands, Inc., Class A	142,194	32,420,232
Molson Coors Brewing Co., Class B	161,725	8,272,234
Monster Beverage Corp. (a)	310,130	28,249,742
PepsiCo, Inc.	1,157,388	163,712,532
Total Beverages		414,881,976
Biotechnology | 1.8%
AbbVie Inc.	1,483,066	160,497,402
Alexion Pharmaceuticals, Inc. (a)	184,883	28,270,460
Amgen Inc.	485,123	120,703,454
Biogen, Inc. (a)	127,946	35,792,893
Gilead Sciences, Inc.	1,049,044	67,799,714
Incyte Corp. (a)	157,004	12,759,715
Regeneron Pharmaceuticals, Inc. (a)	88,812	42,020,510
Vertex Pharmaceuticals, Inc. (a)	217,105	46,653,693
Total Biotechnology		514,497,841
Building Products | 0.5%
Allegion PLC	73,213	9,197,017
AO Smith Corp.	116,550	7,879,946
Carrier Global Corp.	684,917	28,917,196
Fortune Brands Home & Security, Inc.	119,282	11,429,601
Johnson Controls International PLC	606,493	36,189,437
Masco Corp.	213,495	12,788,350
Trane Technologies PLC	201,128	33,298,752
Total Building Products		139,700,299
Capital Markets | 2.8%
Ameriprise Financial, Inc.	97,684	22,706,646
Bank of New York Mellon Corp.	678,758	32,098,466
BlackRock, Inc. (c)	119,304	89,950,444
Cboe Global Markets, Inc.	90,101	8,892,068
Charles Schwab Corp.	1,254,389	81,761,075
CME Group, Inc.	301,246	61,523,471

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Capital Markets | 2.8% (Continued)
Franklin Resources, Inc.	229,824	$6,802,790
Goldman Sachs Group, Inc.	288,579	94,365,333
Intercontinental Exchange, Inc.	471,721	52,681,801
Invesco Ltd.	316,375	7,978,977
MarketAxess Holdings, Inc.	31,621	15,744,728
Moody's Corp.	135,605	40,493,009
Morgan Stanley	1,260,900	97,921,494
MSCI, Inc.	68,868	28,874,975
Nasdaq, Inc.	94,707	13,965,494
Northern Trust Corp.	176,469	18,548,657
Raymond James Financial, Inc.	104,678	12,829,336
S&P Global Inc.	202,130	71,325,613
State Street Corp.	293,011	24,615,854
T. Rowe Price Group, Inc.	191,576	32,874,442
Total Capital Markets		815,954,673
Chemicals | 1.8%
Air Products & Chemicals, Inc.	184,754	51,978,690
Albemarle Corp.	97,051	14,180,122
Celanese Corp.	95,994	14,380,861
CF Industries Holdings, Inc.	183,713	8,336,896
Corteva, Inc.	622,717	29,031,067
Dow Inc.	622,600	39,809,044
DuPont de Nemours, Inc.	451,075	34,859,076
Eastman Chemical Co.	115,913	12,764,340
Ecolab, Inc.	207,775	44,478,394
FMC Corp.	110,266	12,196,522
International Flavors & Fragrances, Inc.	208,978	29,175,419
Linde PLC (a)	439,618	123,154,586
LyondellBasell Industries NV, Class A	214,819	22,351,917
Mosaic Co.	291,461	9,213,082
PPG Industries, Inc.	198,217	29,784,086
Sherwin-Williams Co.	67,990	50,177,300
Total Chemicals		525,871,402
Commercial Services & Supplies | 0.4%
Cintas Corp.	72,809	24,850,440
Copart, Inc. (a)	178,107	19,344,201
Republic Services, Inc.	169,096	16,799,688
Rollins, Inc.	191,024	6,575,046
Waste Management, Inc.	323,846	41,782,611
Total Commercial Services & Supplies		109,351,986
Communications Equipment | 0.8%
Arista Networks, Inc. (a)	46,249	13,962,111
Cisco Systems, Inc.	3,545,637	183,344,889
F5 Networks, Inc. (a)	51,988	10,845,737
Juniper Networks, Inc.	260,153	6,589,675
Motorola Solutions, Inc.	142,665	26,828,153
Total Communications Equipment		241,570,565
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Construction & Engineering | 0.0%
Quanta Services, Inc.	118,529	$10,428,181
Total Construction & Engineering		10,428,181
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	52,614	17,668,833
Vulcan Materials Co.	109,857	18,538,369
Total Construction Materials		36,207,202
Consumer Finance | 0.6%
American Express Co.	546,787	77,337,553
Capital One Financial Corp.	384,395	48,906,576
Discover Financial Services	255,724	24,291,223
Synchrony Financial	450,930	18,334,814
Total Consumer Finance		168,870,166
Containers & Packaging | 0.3%
Amcor PLC	1,345,193	15,711,854
Avery Dennison Corp.	68,324	12,547,703
Ball Corp.	273,404	23,168,255
International Paper Co.	325,354	17,591,891
Packaging Corp. of America	81,400	10,946,672
Sealed Air Corp.	133,968	6,138,414
WestRock Co.	221,545	11,531,417
Total Containers & Packaging		97,636,206
Distributors | 0.1%
Genuine Parts Co.	122,105	14,114,117
LKQ Corp. (a)	235,216	9,956,693
Pool Corp.	33,768	11,658,065
Total Distributors		35,728,875
Diversified Financial Services | 1.4%
Berkshire Hathaway, Inc., Class B (a)	1,599,808	408,702,950
Total Diversified Financial Services		408,702,950
Diversified Telecommunication Services | 1.4%
AT&T, Inc.	5,978,331	180,964,079
Lumen Technologies, Inc.	831,910	11,105,999
Verizon Communications, Inc.	3,470,806	201,827,369
Total Diversified Telecommunication Services		393,897,447
Electric Utilities | 1.7%
Alliant Energy Corp.	200,121	10,838,553
American Electric Power Co., Inc.	417,498	35,362,081
Duke Energy Corp.	638,247	61,609,983
Edison International	326,571	19,137,061
Entergy Corp.	166,908	16,602,339
Evergy, Inc.	186,331	11,092,284

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Electric Utilities | 1.7% (Continued)
Eversource Energy	296,144	$25,643,109
Exelon Corp.	824,237	36,052,126
FirstEnergy Corp.	453,128	15,719,010
NextEra Energy, Inc.	1,651,262	124,851,920
NRG Energy, Inc.	201,183	7,590,635
Pinnacle West Capital Corp.	96,814	7,875,819
PPL Corp.	640,215	18,463,801
Southern Co.	899,607	55,919,571
Xcel Energy, Inc.	443,897	29,523,589
Total Electric Utilities		476,281,881
Electrical Equipment | 0.6%
AMETEK, Inc.	196,704	25,125,002
Eaton Corp. PLC	336,171	46,485,726
Emerson Electric Co.	504,442	45,510,757
Generac Holdings, Inc. (a)(b)	51,371	16,821,434
Rockwell Automation, Inc.	97,930	25,994,539
Total Electrical Equipment		159,937,458
Electronic Equipment, Instruments & Components | 0.7%
Amphenol Corp., Class A	504,094	33,255,081
CDW Corp.	117,995	19,557,671
Corning, Inc.	641,722	27,921,324
FLIR Systems, Inc.	113,633	6,416,856
IPG Photonics Corp. (a)(b)	29,995	6,327,146
Keysight Technologies, Inc. (a)	154,805	22,199,037
TE Connectivity Ltd.	276,436	35,690,652
Trimble, Inc. (a)	210,161	16,348,424
Zebra Technologies Corp., Class A (a)	45,233	21,946,147
Total Electronic Equipment, Instruments & Components		189,662,338
Energy Equipment & Services | 0.2%
Baker Hughes Co.	601,869	13,006,389
Halliburton Co.	750,650	16,108,949
NOV, Inc.	342,352	4,697,070
Schlumberger NV	1,156,522	31,445,833
Total Energy Equipment & Services		65,258,241
Entertainment | 2.1%
Activision Blizzard, Inc.	649,422	60,396,246
Electronic Arts Inc. (a)	242,227	32,790,269
Live Nation Entertainment, Inc. (a)(b)	121,362	10,273,293
Netflix, Inc. (a)	371,316	193,700,705
Take-Two Interactive Software, Inc. (a)(b)	96,326	17,020,804
Walt Disney Co. (a)	1,521,375	280,724,115
Total Entertainment		594,905,432
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) | 2.3%
Alexandria Real Estate Equities, Inc.	104,570	$17,180,851
American Tower Corp.	373,595	89,311,621
AvalonBay Communities, Inc.	116,625	21,518,479
Boston Properties, Inc.	119,633	12,114,038
Crown Castle International Corp.	361,609	62,243,757
Digital Realty Trust, Inc.	234,952	33,090,640
Duke Realty Corp.	320,492	13,438,230
Equinix, Inc.	74,590	50,690,618
Equity Residential	282,204	20,214,272
Essex Property Trust, Inc.	55,122	14,984,364
Extra Space Storage, Inc.	110,681	14,670,767
Federal Realty Investment Trust	61,405	6,229,537
Healthpeak Properties, Inc.	438,399	13,914,784
Host Hotels & Resorts, Inc.	604,349	10,183,281
Iron Mountain, Inc.	244,276	9,040,655
Kimco Realty Corp.	361,070	6,770,062
Mid-America Apartment Communities, Inc.	99,445	14,355,880
Prologis, Inc.	621,225	65,849,850
Public Storage	127,861	31,550,980
Realty Income Corp.	305,308	19,387,058
Regency Centers Corp.	136,212	7,724,583
SBA Communications Corp.	92,432	25,654,502
Simon Property Group, Inc.	274,206	31,196,417
UDR, Inc.	255,798	11,219,300
Ventas, Inc.	315,329	16,819,649
Vornado Realty Trust	135,460	6,148,529
Welltower, Inc.	347,961	24,924,446
Weyerhaeuser Co.	624,975	22,249,110
Total Equity Real Estate Investment Trusts (REITs)		672,676,260
Food & Staples Retailing | 1.3%
Costco Wholesale Corp.	370,414	130,563,526
Kroger Co.	639,691	23,022,479
Sysco Corp.	427,677	33,675,287
Walgreens Boots Alliance, Inc.	599,862	32,932,424
Walmart, Inc.	1,163,819	158,081,535
Total Food & Staples Retailing		378,275,251
Food Products | 1.0%
Archer-Daniels-Midland Co.	463,779	26,435,403
Campbell Soup Co.	160,677	8,077,233
Conagra Brands, Inc.	401,707	15,104,183
General Mills, Inc.	515,032	31,581,762
Hershey Co.	122,877	19,434,226
Hormel Foods Corp.	227,068	10,849,309
J.M. Smucker Co.	93,502	11,830,808
Kellogg Co.	205,999	13,039,737
Kraft Heinz Co.	536,448	21,457,920
Lamb Weston Holdings, Inc.	124,846	9,673,068
McCormick & Co., Inc.	207,973	18,542,873

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Food Products | 1.0% (Continued)
Mondelez International, Inc., Class A	1,189,802	$69,639,111
Tyson Foods, Inc., Class A	248,636	18,473,655
Total Food Products		274,139,288
Gas Utilities | 0.0%
Atmos Energy Corp.	103,227	10,203,989
Total Gas Utilities		10,203,989
Health Care Equipment & Supplies | 3.6%
Abbott Laboratories	1,488,358	178,364,823
ABIOMED, Inc. (a)	37,886	12,075,405
Align Technology, Inc. (a)	60,216	32,608,771
Baxter International, Inc.	424,507	35,802,920
Becton, Dickinson & Co.	242,567	58,980,166
Boston Scientific Corp. (a)	1,189,862	45,988,166
Cooper Cos., Inc.	40,492	15,552,572
Danaher Corp.	531,963	119,734,232
DENTSPLY SIRONA, Inc.	185,620	11,844,412
DexCom, Inc. (a)(b)	80,508	28,933,770
Edwards Lifesciences Corp. (a)	527,109	44,087,397
Hologic, Inc. (a)	213,001	15,843,014
IDEXX Laboratories, Inc. (a)	71,843	35,153,498
Intuitive Surgical, Inc. (a)	98,920	73,095,945
Medtronic PLC	1,133,689	133,922,682
ResMed, Inc.	122,022	23,674,709
STERIS PLC	72,435	13,797,419
Stryker Corp.	275,288	67,054,651
Teleflex, Inc.	38,369	15,940,785
Varian Medical Systems, Inc. (a)	78,200	13,804,646
West Pharmaceutical Services, Inc. (b)	60,695	17,102,637
Zimmer Biomet Holdings, Inc.	173,905	27,838,712
Total Health Care Equipment & Supplies		1,021,201,332
Health Care Providers & Services | 2.6%
AmerisourceBergen Corp.	124,418	14,690,033
Anthem, Inc.	205,637	73,813,401
Cardinal Health, Inc.	248,056	15,069,402
Centene Corp. (a)	486,846	31,114,328
Cigna Corp.	295,341	71,395,733
CVS Health Corp.	1,098,675	82,653,320
DaVita, Inc. (a)	60,955	6,569,120
HCA Healthcare, Inc.	221,224	41,665,328
Henry Schein, Inc. (a)	123,272	8,535,353
Humana Inc.	108,224	45,372,912
Laboratory Corp. of America Holdings (a)	81,724	20,842,072
McKesson Corp.	134,345	26,202,649
Quest Diagnostics, Inc.	112,537	14,442,999
UnitedHealth Group, Inc.	793,081	295,081,648
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.6% (Continued)
Universal Health Services, Inc., Class B	67,089	$8,949,002
Total Health Care Providers & Services		756,397,300
Health Care Technology | 0.1%
Cerner Corp.	253,016	18,186,790
Total Health Care Technology		18,186,790
Hotels, Restaurants & Leisure | 2.1%
Booking Holdings, Inc. (a)	34,360	80,053,302
Caesars Entertainment, Inc. (a)	172,476	15,083,026
Carnival Corp. (a)	660,600	17,532,324
Chipotle Mexican Grill, Inc. (a)	23,363	33,194,618
Darden Restaurants, Inc.	109,918	15,608,356
Domino's Pizza, Inc.	32,746	12,043,651
Expedia Group, Inc.	116,285	20,014,974
Hilton Worldwide Holdings, Inc. (a)	234,730	28,383,551
Las Vegas Sands Corp. (a)(b)	274,520	16,679,835
Marriott International, Inc., Class A (a)	223,571	33,113,101
McDonald's Corp.	626,864	140,505,297
MGM Resorts International (b)	353,512	13,429,921
Norwegian Cruise Line Holdings Ltd. (a)(b)	305,320	8,423,779
Penn National Gaming, Inc. (a)	123,533	12,951,200
Royal Caribbean Cruises Ltd.	184,059	15,757,291
Starbucks Corp.	985,984	107,738,472
Wynn Resorts, Ltd.	87,259	10,939,661
Yum! Brands, Inc.	252,888	27,357,424
Total Hotels, Restaurants & Leisure		608,809,783
Household Durables | 0.4%
D.R. Horton, Inc.	273,944	24,413,889
Garmin Ltd.	122,124	16,102,049
Leggett & Platt, Inc.	117,117	5,346,391
Lennar Corp., Class A	226,273	22,905,616
Mohawk Industries, Inc. (a)	50,377	9,688,001
Newell Brands, Inc.	311,220	8,334,472
NVR, Inc. (a)	2,954	13,916,087
PulteGroup, Inc.	231,556	12,142,797
Whirlpool Corp.	53,787	11,851,965
Total Household Durables		124,701,267
Household Products | 1.4%
Church & Dwight Co., Inc.	210,295	18,369,268
Clorox Co.	106,016	20,448,366
Colgate-Palmolive Co.	715,449	56,398,845
Kimberly-Clark Corp.	283,820	39,465,171
Procter & Gamble Co.	2,069,326	280,248,820
Total Household Products		414,930,470

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	558,229	$14,966,119
Total Independent Power and Renewable Electricity Producers		14,966,119
Industrial Conglomerates | 1.2%
3M Co.	484,161	93,288,142
General Electric Co.	7,364,341	96,693,797
Honeywell International, Inc.	584,482	126,873,508
Roper Technologies, Inc.	88,324	35,624,602
Total Industrial Conglomerates		352,480,049
Insurance | 1.9%
Aflac, Inc.	539,777	27,625,787
Allstate Corp.	254,386	29,228,951
American International Group, Inc.	721,953	33,361,448
Aon PLC, Class A	190,528	43,842,398
Arthur J Gallagher & Co.	165,349	20,630,595
Assurant, Inc.	49,528	7,021,585
Chubb Ltd.	377,662	59,659,266
Cincinnati Financial Corp.	126,390	13,029,545
Everest Re Group Ltd.	34,513	8,552,667
Globe Life, Inc.	77,552	7,493,850
Hartford Financial Services Group, Inc.	300,917	20,098,246
Lincoln National Corp.	152,238	9,479,860
Loews Corp.	190,151	9,750,943
Marsh & McLennan Cos., Inc.	423,376	51,567,197
MetLife, Inc.	632,444	38,446,271
Principal Financial Group, Inc.	215,671	12,931,633
Progressive Corp.	489,839	46,833,507
Prudential Financial, Inc.	328,819	29,955,411
Travelers Cos., Inc.	212,497	31,959,549
Unum Group	173,973	4,841,669
W.R. Berkley Corp.	110,610	8,334,463
Willis Towers Watson PLC	108,797	24,901,457
Total Insurance		539,546,298
Interactive Media & Services | 5.8%
Alphabet, Inc., Class A (a)	251,834	519,412,661
Alphabet, Inc., Class C (a)	242,387	501,409,020
Facebook, Inc., Class A (a)	2,018,141	594,403,069
Twitter, Inc. (a)	667,544	42,475,825
Total Interactive Media & Services		1,657,700,575
Internet & Direct Marketing Retail | 4.1%
Amazon.com, Inc. (a)	358,954	1,110,632,392
eBay, Inc.	544,071	33,318,908
Etsy, Inc. (a)	105,667	21,309,864
Total Internet & Direct Marketing Retail		1,165,261,164
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
IT Services | 5.1%
Accenture PLC, Class A	532,341	$147,059,201
Akamai Technologies, Inc. (a)	137,627	14,024,191
Automatic Data Processing, Inc.	358,920	67,645,652
Broadridge Financial Solutions, Inc.	95,386	14,603,597
Cognizant Technology Solutions Corp., Class A	445,044	34,766,837
DXC Technology Co.	220,706	6,899,270
Fidelity National Information Services, Inc.	521,462	73,322,772
Fiserv, Inc. (a)	480,117	57,153,128
FleetCor Technologies, Inc. (a)	69,975	18,797,384
Gartner, Inc. (a)	75,178	13,723,744
Global Payments, Inc.	248,316	50,055,539
International Business Machines Corp.	750,458	100,006,033
Jack Henry & Associates, Inc.	61,355	9,308,781
Mastercard, Inc., Class A	735,937	262,030,369
Paychex, Inc.	267,919	26,261,420
PayPal Holdings, Inc. (a)	983,066	238,727,748
VeriSign, Inc. (a)	81,157	16,130,765
Visa Inc., Class A	1,423,563	301,410,994
Western Union Co.	336,155	8,289,582
Total IT Services		1,460,217,007
Leisure Products | 0.0%
Hasbro, Inc.	109,344	10,510,145
Total Leisure Products		10,510,145
Life Sciences Tools & Services | 1.1%
Agilent Technologies, Inc.	253,836	32,272,709
Bio-Rad Laboratories, Inc., Class A (a)	18,020	10,292,483
Illumina, Inc. (a)	122,029	46,866,458
IQVIA Holdings, Inc. (a)	160,696	31,036,825
Mettler-Toledo International, Inc. (a)	19,862	22,954,315
PerkinElmer, Inc.	95,779	12,287,488
Thermo Fisher Scientific, Inc.	331,038	151,079,123
Waters Corp. (a)	50,761	14,424,753
Total Life Sciences Tools & Services		321,214,154
Machinery | 1.8%
Caterpillar, Inc.	456,681	105,890,623
Cummins, Inc.	124,557	32,273,964
Deere & Co.	263,157	98,457,560
Dover Corp.	118,881	16,302,152
Fortive Corp.	281,511	19,885,937
IDEX Corp.	61,803	12,936,604
Illinois Tool Works, Inc.	239,874	53,136,889
Ingersoll Rand Inc. (a)	314,746	15,488,651
Otis Worldwide Corp.	342,980	23,476,981
PACCAR Inc.	290,767	27,018,070

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Machinery | 1.8% (Continued)
Parker-Hannifin Corp.	107,791	$34,000,515
Pentair PLC	142,497	8,880,413
Snap-on, Inc.	44,403	10,245,548
Stanley Black & Decker, Inc.	133,405	26,636,976
Westinghouse Air Brake Technologies Corp.	150,774	11,935,270
Xylem, Inc.	148,950	15,666,561
Total Machinery		512,232,714
Media | 1.3%
Charter Communications, Inc., Class A (a)	119,148	73,516,699
Comcast Corp., Class A	3,830,991	207,294,923
Discovery, Inc., Class A (a)	117,756	5,117,676
Discovery, Inc., Class C (a)(b)	267,283	9,860,070
DISH Network Corp., Class A (a)	205,755	7,448,331
Fox Corp., Class A	280,017	10,111,414
Fox Corp., Class B	133,124	4,650,021
Interpublic Group of Cos., Inc.	330,733	9,657,404
News Corp., Class A	321,091	8,165,344
News Corp., Class B	114,231	2,679,859
Omnicom Group, Inc.	180,687	13,397,941
ViacomCBS, Inc., Class B	475,072	21,425,747
Total Media		373,325,429
Metals & Mining | 0.4%
Freeport-McMoRan Inc.	1,216,700	40,065,931
Newmont Corp.	674,897	40,676,042
Nucor Corp.	243,724	19,563,726
Total Metals & Mining		100,305,699
Multi-Utilities | 0.8%
Ameren Corp.	204,619	16,647,802
CenterPoint Energy, Inc.	470,418	10,654,968
CMS Energy Corp.	231,392	14,165,818
Consolidated Edison, Inc.	289,441	21,650,187
Dominion Energy, Inc.	681,612	51,775,247
DTE Energy Co.	167,263	22,269,396
NiSource, Inc.	305,523	7,366,159
Public Service Enterprise Group, Inc.	424,316	25,548,066
Sempra Energy	249,788	33,116,893
WEC Energy Group, Inc.	265,074	24,808,276
Total Multi-Utilities		228,002,812
Multiline Retail | 0.5%
Dollar General Corp.	205,105	41,558,375
Dollar Tree, Inc. (a)	197,468	22,602,188
Target Corp.	420,460	83,280,512
Total Multiline Retail		147,441,075
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Oil, Gas & Consumable Fuels | 2.5%
APA Corp.	317,469	$5,682,695
Cabot Oil & Gas Corp.	344,150	6,463,137
Chevron Corp.	1,617,895	169,539,217
ConocoPhillips	1,133,652	60,049,546
Devon Energy Corp.	506,632	11,069,909
Diamondback Energy, Inc.	140,272	10,308,589
EOG Resources, Inc.	492,292	35,705,939
Exxon Mobil Corp.	3,554,865	198,468,113
Hess Corp.	230,842	16,334,380
HollyFrontier Corp.	117,881	4,217,782
Kinder Morgan, Inc.	1,633,055	27,190,366
Marathon Oil Corp.	684,055	7,305,707
Marathon Petroleum Corp.	545,805	29,195,110
Occidental Petroleum Corp.	699,360	18,616,963
ONEOK, Inc.	373,975	18,945,574
Phillips 66	367,911	29,999,463
Pioneer Natural Resources Co.	170,437	27,068,804
Valero Energy Corp.	340,568	24,384,669
Williams Cos., Inc.	1,015,498	24,057,148
Total Oil, Gas & Consumable Fuels		724,603,111
Personal Products | 0.2%
Estee Lauder Cos., Inc., Class A	192,193	55,899,334
Total Personal Products		55,899,334
Pharmaceuticals | 3.6%
Bristol-Myers Squibb Co.	1,881,592	118,784,903
Catalent, Inc. (a)	141,724	14,924,954
Eli Lilly & Co.	667,745	124,748,121
Johnson & Johnson	2,205,828	362,527,832
Merck & Co., Inc.	2,121,730	163,564,166
Perrigo Co. PLC	116,394	4,710,465
Pfizer, Inc.	4,672,575	169,287,392
Viatris, Inc. (a)	1,010,311	14,114,045
Zoetis, Inc.	398,615	62,773,890
Total Pharmaceuticals		1,035,435,768
Professional Services | 0.4%
Equifax, Inc.	101,285	18,345,752
IHS Markit Ltd.	314,633	30,450,182
Jacobs Engineering Group, Inc.	111,963	14,473,457
Leidos Holdings Inc.	112,849	10,865,102
Nielsen Holdings PLC	301,814	7,590,622
Robert Half International, Inc.	95,263	7,437,182
Verisk Analytics, Inc.	136,594	24,134,794
Total Professional Services		113,297,091
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	278,735	22,050,726
Total Real Estate Management & Development		22,050,726

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Road & Rail | 1.0%
CSX Corp.	642,549	$61,954,574
J.B. Hunt Transport Services, Inc.	71,440	12,006,921
Kansas City Southern	77,355	20,415,531
Norfolk Southern Corp.	211,973	56,918,990
Old Dominion Freight Line, Inc.	80,360	19,319,348
Union Pacific Corp.	562,614	124,005,752
Total Road & Rail		294,621,116
Semiconductors & Semiconductor Equipment | 5.5%
Advanced Micro Devices, Inc. (a)	1,017,104	79,842,664
Analog Devices, Inc.	308,583	47,855,051
Applied Materials, Inc.	768,490	102,670,264
Broadcom, Inc.	342,392	158,753,475
Enphase Energy, Inc. (a)	108,342	17,568,739
Intel Corp.	3,410,323	218,260,672
KLA-Tencor Corp.	130,240	43,031,296
Lam Research Corp.	120,366	71,646,658
Maxim Integrated Products, Inc.	222,854	20,362,170
Microchip Technology, Inc.	225,032	34,929,467
Micron Technology, Inc. (a)	939,313	82,856,800
Monolithic Power Systems, Inc.	35,614	12,579,221
NVIDIA Corp.	520,080	277,686,314
NXP Semiconductors NV	227,238	45,752,099
Qorvo, Inc. (a)	94,681	17,298,219
QUALCOMM, Inc.	953,142	126,377,098
Skyworks Solutions, Inc.	137,895	25,300,974
Teradyne, Inc.	143,359	17,443,923
Texas Instruments, Inc.	772,390	145,973,986
Xilinx, Inc.	204,902	25,387,358
Total Semiconductors & Semiconductor Equipment		1,571,576,448
Software | 8.2%
Adobe, Inc. (a)	403,205	191,671,561
ANSYS, Inc. (a)	72,586	24,647,302
Autodesk, Inc. (a)	184,542	51,145,815
Cadence Design Systems, Inc. (a)	235,337	32,238,816
Citrix Systems, Inc.	103,740	14,560,947
Fortinet, Inc. (a)	114,050	21,033,101
Intuit, Inc.	228,683	87,599,310
Microsoft Corp.	6,328,200	1,491,999,714
NortonLifeLock, Inc.	492,908	10,479,224
Oracle Corp.	1,557,000	109,254,690
Paycom Software, Inc. (a)	41,030	15,183,562
salesforce.com, Inc. (a)	768,845	162,895,190
ServiceNow, Inc. (a)	164,116	82,076,053
Synopsys, Inc. (a)	127,812	31,669,257
Tyler Technologies, Inc. (a)(b)	34,089	14,471,803
Total Software		2,340,926,345
Specialty Retail | 2.3%
Advance Auto Parts, Inc.	55,426	10,170,117
AutoZone, Inc. (a)	18,734	26,308,156
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Specialty Retail | 2.3% (Continued)
Best Buy Co., Inc.	190,275	$21,845,473
CarMax, Inc. (a)	136,909	18,162,348
Gap, Inc.	171,031	5,093,303
Home Depot, Inc.	903,122	275,677,991
L Brands, Inc. (a)	195,458	12,091,032
Lowe's Cos., Inc.	613,260	116,629,787
O'Reilly Automotive, Inc. (a)(b)	59,209	30,033,765
Ross Stores, Inc.	299,219	35,879,350
TJX Companies, Inc. (The)	1,008,789	66,731,392
Tractor Supply Co.	98,685	17,475,140
Ulta Beauty, Inc. (a)	46,520	14,382,588
Total Specialty Retail		650,480,442
Technology Hardware, Storage & Peripherals | 6.0%
Apple, Inc.	13,240,315	1,617,304,477
Hewlett Packard Enterprise Co.	1,101,086	17,331,094
HP, Inc.	1,055,144	33,500,822
NetApp, Inc.	187,617	13,634,127
Seagate Technology PLC	169,845	13,035,604
Western Digital Corp.	255,651	17,064,704
Total Technology Hardware, Storage & Peripherals		1,711,870,828
Textiles, Apparel & Luxury Goods | 0.7%
Hanesbrands, Inc.	298,358	5,868,702
NIKE, Inc., Class B	1,062,738	141,227,253
PVH Corp.	60,241	6,367,474
Ralph Lauren Corp.	42,619	5,248,956
Tapestry, Inc. (a)	237,843	9,801,510
Under Armour, Inc., Class A (a)(b)	164,871	3,653,541
Under Armour, Inc., Class C (a)	169,421	3,127,511
VF Corp.	264,827	21,164,974
Total Textiles, Apparel & Luxury Goods		196,459,921
Tobacco | 0.7%
Altria Group, Inc.	1,561,015	79,861,528
Philip Morris International, Inc.	1,306,237	115,915,471
Total Tobacco		195,776,999
Trading Companies & Distributors | 0.2%
Fastenal Co.	477,540	24,010,711
United Rentals, Inc. (a)	59,842	19,706,569
W.W. Grainger, Inc.	37,224	14,924,218
Total Trading Companies & Distributors		58,641,498
Water Utilities | 0.1%
American Water Works Co., Inc.	153,076	22,949,154
Total Water Utilities		22,949,154

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Wireless Telecommunication Services | 0.2%
T-Mobile U.S., Inc. (a)	489,231	$61,295,752
Total Wireless Telecommunication Services		61,295,752
Total Common Stocks
(Cost $12,693,916,609)		28,200,193,114

Investment Companies | 0.7% of net assets

iShares Core S&P 500 ETF (c)	514,423	$204,647,758
Total Investment Companies
(Cost $197,160,869)		204,647,758
Total Long-Term Investments
(Cost $12,891,077,478)		28,404,840,872

Short-Term Securities | 1.4% of net assets
	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)(e)	87,811,176	$87,863,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02% (c)(d)	310,492,426	310,492,426
Total Short-Term Securities
(Cost $398,332,972)		398,356,289
Total Investments
(Cost $13,289,410,450) | 100.3%		28,803,197,161
Liabilities in Excess of Other Assets | (0.3)%		(83,071,537)
Net Assets | 100.0%		$28,720,125,624

(a)	Non-income producing.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended March 31, 2021, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2020	Shares Purchased	Shares Sold	Shares Held at March 31, 2021	Value at March 31, 2021	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	161,818,190	—	(73,958,104)[1]	87,811,176	$87,863,863	$254,261[2]	$128,271	$(124,494)
BlackRock Cash Funds: Treasury, SL Agency Shares	82,440,013	228,052,413[1]	—	310,492,426	310,492,426	9,712	—	—
BlackRock, Inc.	87,650,514	—	(1,544,565)	119,304	89,950,444	492,726	460,288	3,384,208
iShares Core S&P 500 ETF	4,286,954	194,330,800	—	514,423	204,647,758	469,951	—	6,030,004
Total					$692,954,491	$1,226,650	$588,559	$9,289,718
[1]	Represents net shares purchased (sold).
[2]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	7-day yield at March 31, 2021.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1,490	S&P 500 E-Mini Index	June 2021	$295,571	$2,386,598
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2021  |  (Unaudited)  |
(Continued)
•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financialinstruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$28,404,840,872	$—	$—	$28,404,840,872
Short-Term Securities: Money Market Funds	398,356,289	—	—	398,356,289
	$28,803,197,161	$—	$—	$28,803,197,161
Derivative Financial Instruments(a)
Assets:
Equity contracts	$2,386,598	$—	$—	$2,386,598
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio of Investments
Value Fund  |  March 31, 2021  |  (Unaudited)

Common Stocks | 98.7% of portfolio
	Shares	Value
Communication Services | 7.7%
Diversified Telecommunication Services
Verizon Communications, Inc.	150,431	$8,747,563
Interactive Media & Services
Alphabet, Inc., Class C (a)	22,611	46,773,793
Facebook, Inc., Class A (a)	40,600	11,957,918
Media
Comcast Corp., Class A	145,700	7,883,827
Total Communication Services		75,363,101
Consumer Discretionary | 5.5%
Hotels, Restaurants & Leisure
Las Vegas Sands Corp. (a)	135,648	8,241,972
McDonald's Corp.	57,197	12,820,136
Specialty Retail
Home Depot, Inc.	37,018	11,299,744
TJX Companies, Inc. (The)	143,600	9,499,140
Ulta Beauty, Inc. (a)	41,056	12,693,284
Total Consumer Discretionary		54,554,276
Financials | 20.1%
Banks
Bank of America Corp.	730,602	28,266,992
Citigroup, Inc.	274,739	19,987,262
JPMorgan Chase & Co.	308,891	47,022,477
Truist Financial Corp.	254,700	14,854,104
Capital Markets
Goldman Sachs Group, Inc.	76,774	25,105,098
Insurance
Allstate Corp.	294,584	33,847,701
American International Group, Inc.	364,794	16,857,131
Chubb Ltd.	79,138	12,501,430
Total Financials		198,442,195
Health Care | 21.2%
Biotechnology
AbbVie Inc.	203,063	21,975,478
Amgen Inc.	34,100	8,484,421
Health Care Equipment & Supplies
Abbott Laboratories	370,256	44,371,479
Boston Scientific Corp. (a)	328,896	12,711,831
Medtronic PLC	135,856	16,048,669
Health Care Providers & Services
Centene Corp. (a)	297,697	19,025,815
Cigna Corp.	83,614	20,212,848
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	9,004	10,405,833
Pharmaceuticals
Bristol-Myers Squibb Co.	253,301	15,990,892
Merck & Co., Inc.	253,482	19,540,927
Common Stocks | 98.7% of portfolio (Continued)
	Shares	Value
Health Care | 21.2% (Continued)
Pfizer, Inc.	559,099	$20,256,157
Total Health Care		209,024,350
Industrials | 18.8%
Aerospace & Defense
Northrop Grumman Corp.	39,231	12,696,721
Airlines
Southwest Airlines Co.	250,132	15,273,060
Electrical Equipment
Eaton Corp. PLC	88,887	12,291,294
Industrial Conglomerates
Honeywell International, Inc.	214,373	46,533,947
Machinery
Deere & Co.	31,500	11,785,410
Parker-Hannifin Corp.	108,122	34,104,923
Stanley Black & Decker, Inc.	83,942	16,760,699
Professional Services
Leidos Holdings Inc.	161,117	15,512,345
Road & Rail
CSX Corp.	206,394	19,900,509
Total Industrials		184,858,908
Information Technology | 14.7%
IT Services
Fiserv, Inc. (a)	70,900	8,439,936
Visa Inc., Class A	143,398	30,361,658
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	34,055	18,182,986
NXP Semiconductors NV	137,963	27,777,471
Software
Microsoft Corp.	182,014	42,913,441
VMware, Inc., Class A (a)	115,883	17,434,597
Total Information Technology		145,110,089
Materials | 8.4%
Chemicals
Dow Inc.	181,181	11,584,713
DuPont de Nemours, Inc.	259,878	20,083,372
Containers & Packaging
Avery Dennison Corp.	216,887	39,831,298
Metals & Mining
Freeport-McMoRan Inc.	354,200	11,663,806
Total Materials		83,163,189
Real Estate | 2.3%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	52,301	7,366,073

Portfolio of Investments  |  Value Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Common Stocks | 98.7% of portfolio (Continued)
	Shares	Value
Real Estate | 2.3% (Continued)
VICI Properties Inc.	526,035	$14,855,228
Total Real Estate		22,221,301
Total Common Stocks
(Cost $515,830,780)		972,737,409

Money Market Fund | 1.3% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04% (b)	12,835,314	12,835,314
Total Money Market Fund
(Cost $12,835,314)		12,835,314
Total Investments in Securities
(Cost $528,666,094) | 100.0%		$985,572,723
(a)	Non-income producing.
(b)	7-day yield at March 31, 2021.
PLC - Public Limited Company
NV - Naamloze Vennottschap
At March 31, 2021, the cost of investment securities for tax purposes was $529,005,331. Net unrealized appreciation of investment securities was $456,567,392 consisting of unrealized gains of $461,540,782 and unrealized losses of $4,973,389.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$972,737,409	$ —	$ —	$972,737,409
Money Market Fund	12,835,314	—	—	12,835,314
Total	$985,572,723	$ —	$ —	$985,572,723

Portfolio of Investments
Growth Fund  |  March 31, 2021  |  (Unaudited)

Common Stocks | 99.2% of portfolio
	Shares	Value
Communication Services | 25.0%
Entertainment
Live Nation Entertainment, Inc. (a)	12,728	$1,077,425
Netflix, Inc. (a)	12,672	6,610,476
Sea Ltd. ADR (a)	5,021	1,120,838
Spotify Technology SA (a)	16,399	4,394,112
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	9,101,972
Alphabet, Inc., Class A (a)	8,947	18,453,366
Facebook, Inc., Class A (a)	66,375	19,549,429
IAC/InterActiveCorp (a)	13,800	2,985,078
Match Group, Inc. (a)	24,201	3,324,733
Pinterest, Inc., Class A (a)	15,901	1,177,151
Snap Inc., Class A (a)	152,807	7,990,278
Tencent Holdings Ltd. ADR	87,821	7,008,116
Total Communication Services		82,792,974
Consumer Discretionary | 20.3%
Auto Components
Aptiv PLC (a)	33,070	4,560,353
Hotels, Restaurants & Leisure
Booking Holdings, Inc. (a)	1,622	3,779,001
Chipotle Mexican Grill, Inc. (a)	1,484	2,108,497
DraftKings Inc., Class A (a)	34,880	2,139,190
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	25,988	5,892,259
Amazon.com, Inc. (a)	9,289	28,740,909
Coupang, Inc. (a)	16,303	804,553
DoorDash, Inc., Class A (a)	1,100	144,243
Farfetch Ltd., Class A (a)	26,541	1,407,204
Multiline Retail
Dollar General Corp.	20,251	4,103,258
Specialty Retail
Carvana Co. (a)	10,652	2,795,084
Ross Stores, Inc.	49,791	5,970,439
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	7,441	2,282,229
NIKE, Inc., Class B	18,193	2,417,668
Total Consumer Discretionary		67,144,887
Financials | 2.0%
Capital Markets
Charles Schwab Corp.	29,685	1,934,868
Goldman Sachs Group, Inc.	5,033	1,645,791
S&P Global Inc.	5,931	2,092,872
XP Inc., Class A (a)	23,236	875,300
Total Financials		6,548,831
Health Care | 14.5%
Biotechnology
Incyte Corp. (a)	21,819	1,773,230
Vertex Pharmaceuticals, Inc. (a)	15,864	3,409,015
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Health Care | 14.5% (Continued)
Health Care Equipment & Supplies
Becton, Dickinson & Co.	10,162	$2,470,890
Intuitive Surgical, Inc. (a)	7,489	5,533,922
Stryker Corp.	27,232	6,633,170
Health Care Providers & Services
Anthem, Inc.	4,851	1,741,266
Centene Corp. (a)	33,003	2,109,222
Cigna Corp.	34,754	8,401,432
HCA Healthcare, Inc.	17,581	3,311,206
Humana Inc.	7,057	2,958,647
UnitedHealth Group, Inc.	18,482	6,876,598
Life Sciences Tools & Services
Avantor, Inc. (a)	93,478	2,704,319
Total Health Care		47,922,917
Industrials | 2.1%
Machinery
Ingersoll Rand Inc. (a)	65,965	3,246,138
Professional Services
CoStar Group, Inc. (a)	2,869	2,358,002
Road & Rail
Norfolk Southern Corp.	5,199	1,396,036
Total Industrials		7,000,176
Information Technology | 34.7%
IT Services
Fidelity National Information Services, Inc.	13,311	1,871,660
Global Payments, Inc.	58,997	11,892,615
MongoDB, Inc. (a)	6,291	1,682,402
PayPal Holdings, Inc. (a)	26,650	6,471,686
Shopify Inc., Class A (a)	460	508,990
Visa Inc., Class A	59,659	12,631,600
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	23,299	1,828,972
ASML Holding NV ADR	10,145	6,263,117
Software
Fortinet, Inc. (a)	17,887	3,298,721
Intuit, Inc.	22,839	8,748,707
Microsoft Corp.	112,640	26,557,133
salesforce.com, Inc. (a)	30,149	6,387,669
ServiceNow, Inc. (a)	8,215	4,108,404
Splunk Inc. (a)	23,853	3,231,604
Synopsys, Inc. (a)	10,805	2,677,263
Workday, Inc., Class A (a)	4,586	1,139,300
Zoom Video Communications, Inc. (a)	5,649	1,814,967
Technology Hardware, Storage & Peripherals
Apple, Inc.	113,561	13,871,476
Total Information Technology		114,986,286

Portfolio of Investments  |  Growth Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Utilities | 0.6%
Electric Utilities
NextEra Energy, Inc.	27,590	$2,086,080
Total Utilities		2,086,080
Total Common Stocks
(Cost $173,950,047)		328,482,151

Money Market Fund | 0.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04% (b)	2,724,986	2,724,986
Total Money Market Fund
(Cost $2,724,986)		2,724,986
Total Investments in Securities
(Cost $176,675,033) | 100.0%		$331,207,137
(a)	Non-income producing.
(b)	7-day yield at March 31, 2021.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
S&P - Standard & Poor's
NV - Naamloze Vennottschap
At March 31, 2021, the cost of investment securities for tax purposes was $176,921,873. Net unrealized appreciation of investment securities was $154,285,264 consisting of unrealized gains of $154,659,274 and unrealized losses of $374,010.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$328,482,151	$ —	$ —	$328,482,151
Money Market Fund	2,724,986	—	—	2,724,986
Total	$331,207,137	$ —	$ —	$331,207,137

Portfolio of Investments
International Equity Fund  |  March 31, 2021  |  (Unaudited)

Common Stocks | 94.7% of portfolio
	Shares	Value
Australia | 3.4%
BHP Group Ltd. ADR	45,585	$3,163,143
Total Australia		3,163,143
Brazil | 0.3%
Ambev SA ADR	103,138	282,598
Total Brazil		282,598
Britain | 7.8%
Diageo PLC	30,169	1,239,387
Rio Tinto PLC	31,795	2,425,579
Royal Dutch Shell PLC, Class B	76,582	1,409,679
Standard Chartered PLC	129,089	888,847
Unilever PLC	25,672	1,432,491
Total Britain		7,395,983
Canada | 2.1%
Alimentation Couche-Tard Inc., Class B	29,800	960,847
Canadian National Railway Co.	8,503	986,178
Total Canada		1,947,025
China | 2.7%
Alibaba Group Holding Ltd. ADR (a)	2,317	525,333
CSPC Pharmaceutical Group Ltd.	238,000	289,361
ENN Energy Holdings Ltd.	16,417	264,794
Ping An Insurance Group Co. of China Ltd., Class H	39,000	466,493
Tencent Holdings Ltd.	13,100	1,045,479
Total China		2,591,460
Denmark | 1.0%
Novozymes A/S, Class B	15,335	981,236
Total Denmark		981,236
France | 9.8%
Air Liquide SA	6,437	1,051,007
Dassault Systèmes SE	7,318	1,564,140
L’Oréal SA	9,564	3,663,789
Schneider Electric SE	19,882	3,028,727
Total France		9,307,663
Germany | 11.4%
Allianz SE REG	11,852	3,014,616
Infineon Technologies AG	107,613	4,578,672
SAP SE ADR	13,701	1,682,346
Symrise AG	12,430	1,508,151
Total Germany		10,783,785
Common Stocks | 94.7% of portfolio (Continued)
	Shares	Value
Hong Kong | 3.4%
AIA Group Ltd.	264,400	$3,235,401
Total Hong Kong		3,235,401
India | 0.9%
HDFC Bank Ltd. ADR (a)	5,614	436,152
ICICI Bank Ltd. ADR (a)	27,120	434,733
Total India		870,885
Indonesia | 0.2%
PT Telkom Indonesia (Persero) Tbk. ADR	7,730	182,737
Total Indonesia		182,737
Israel | 1.5%
Check Point Software Technologies Ltd. (a)	12,862	1,440,158
Total Israel		1,440,158
Japan | 17.2%
Chugai Pharmaceutical Co., Ltd.	48,600	1,974,804
FANUC Corp.	4,600	1,105,873
Keyence Corp.	5,000	2,278,780
Komatsu Ltd.	60,900	1,887,249
Kubota Corp.	88,300	2,014,296
Nitori Holdings Co., Ltd.	6,400	1,239,707
Shionogi & Co., Ltd.	28,700	1,549,366
Sysmex Corp.	16,500	1,781,070
Unicharm Corp.	57,300	2,406,056
Total Japan		16,237,201
Mexico | 0.3%
Fomento Economico Mexicano, SAB de CV ADR	3,960	298,307
Total Mexico		298,307
Netherlands | 3.7%
Adyen NV (a)	1,564	3,489,916
Total Netherlands		3,489,916
Republic of South Korea | 0.5%
Samsung Electronics Co., Ltd. GDR	253	461,265
Total Republic of South Korea		461,265
Russia | 0.8%
LUKOIL PJSC ADR	6,253	505,180
Yandex NV, Class A (a)	4,239	271,550
Total Russia		776,730

Portfolio of Investments  |  International Equity Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
Common Stocks | 94.7% of portfolio (Continued)
	Shares	Value
Singapore | 2.9%
DBS Group Holdings Ltd.	126,815	$2,719,089
Total Singapore		2,719,089
Spain | 1.7%
Banco Bilboa Vizcaya Argentaria SA	314,502	1,638,920
Total Spain		1,638,920
Sweden | 8.9%
Alfa Laval AB	50,705	1,532,478
Atlas Copco AB, Class A	67,901	4,139,736
Epiroc AB, Class A	76,991	1,744,167
Skandinaviska Enskilda Banken AB, Class A	82,331	1,004,313
Total Sweden		8,420,694
Switzerland | 11.7%
Alcon Inc.	22,528	1,581,015
Lonza Group AG REG	3,942	2,204,759
Nestlé SA ADR	18,742	2,089,290
Roche Holding AG REG	8,433	2,731,812
SGS SA REG	341	968,917
Sonova Holding AG REG	5,475	1,451,286
Total Switzerland		11,027,079
Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,606	1,254,478
Total Taiwan		1,254,478
United States of America | 1.2%
Linde PLC	4,078	1,143,895
Total United States of America		1,143,895
Total Common Stocks
(Cost $60,152,381)		89,649,648

Preferred Stocks | 1.8% of portfolio
	Shares	Value
Brazil | 0.4%
Itaú Unibanco Holding SA ADR	74,855	$371,281
Total Brazil		371,281
Germany | 0.5%
FUCHS PETROLUB SE	10,870	520,882
Total Germany		520,882
Republic of South Korea | 0.9%
Samsung Electronics Co., Ltd. REG GDR	503	819,435
Total Republic of South Korea		819,435
Total Preferred Stocks
(Cost $1,009,138)		1,711,598

Money Market Fund | 3.5% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04% (b)	3,271,991	3,271,991
Total Money Market Fund
(Cost $3,271,991)		3,271,991
Total Investments in Securities
(Cost $64,433,510) | 100.0%		$94,633,237

(a)	Non-income producing.
(b)	7-day yield at March 31, 2021.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
Tbk. - Terbuka
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil

Portfolio of Investments  |  International Equity Fund  |  March 31, 2021  |  (Unaudited)  |  (Continued)
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag
At March 31, 2021, the cost of investment securities for tax purposes was $64,492,277. Net unrealized appreciation of investment securities was $30,140,960 consisting of unrealized gains of $31,165,999 and unrealized losses of $1,025,039.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$14,294,116	$75,355,532	$ —	$89,649,648
Preferred Stocks	371,281	1,340,317	—	1,711,598
Money Market Fund	3,271,991	—	—	3,271,991
Total	$17,937,388	$76,695,849	$ —	$94,633,237

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2021  |  (Unaudited)

Common Stocks | 99.0% of portfolio
	Shares	Value
Communication Services | 1.2%
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	76,263	$3,722,397
Total Communication Services		3,722,397
Consumer Discretionary | 7.7%
Distributors
Core-Mark Holding Company, Inc.	175,473	6,789,050
Hotels, Restaurants & Leisure
Cracker Barrel Old Country Store, Inc.	20,119	3,478,173
Extended Stay America, Inc.	169,624	3,350,074
Household Durables
MDC Holdings, Inc.	49,788	2,957,407
Leisure Products
Callaway Golf Co.	167,351	4,476,639
Textiles, Apparel & Luxury Goods
Carter's, Inc.	34,051	3,028,156
Total Consumer Discretionary		24,079,499
Consumer Staples | 1.0%
Food Products
TreeHouse Foods, Inc. (a)	62,227	3,250,738
Total Consumer Staples		3,250,738
Financials | 13.9%
Banks
Atlantic Union Bankshares Corp.	138,192	5,301,045
Cadence Bancorporation	159,000	3,296,070
Eastern Bankshares, Inc.	181,200	3,495,348
FB Financial Corp.	148,859	6,618,271
Glacier Bancorp, Inc.	147,816	8,437,338
South State Corp.	35,675	2,800,844
Capital Markets
Virtu Financial, Inc., Class A	101,443	3,149,805
Consumer Finance
Encore Capital Group, Inc. (a)	140,183	5,639,562
Insurance
Kinsale Capital Group, Inc.	27,726	4,569,245
Total Financials		43,307,528
Health Care | 25.1%
Biotechnology
Emergent BioSolutions Inc. (a)	55,925	5,195,992
Twist Bioscience Corp. (a)	42,477	5,261,201
Health Care Equipment & Supplies
Envista Holdings Corp. (a)	98,000	3,998,400
Integer Holdings Corp. (a)	34,770	3,202,317
NuVasive, Inc. (a)	56,800	3,723,808
STAAR Surgical Co. (a)	89,536	9,437,990
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	86,687	6,388,832
Common Stocks | 99.0% of portfolio (Continued)
	Shares	Value
Health Care | 25.1% (Continued)
LHC Group, Inc. (a)	38,528	$7,366,939
PetIQ, Inc. (a)	45,000	1,586,700
Health Care Technology
Inovalon Holdings, Inc. (a)	355,991	10,245,421
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	69,950	11,475,297
NanoString Technologies, Inc. (a)	122,053	8,020,103
Pharmaceuticals
Aerie Pharmaceuticals, Inc. (a)	151,638	2,709,771
Total Health Care		78,612,771
Industrials | 22.6%
Aerospace & Defense
Triumph Group, Inc. (a)	157,000	2,885,660
Construction & Engineering
Comfort Systems USA, Inc.	67,988	5,083,463
Dycom Industries, Inc. (a)	11,700	1,086,345
Primoris Services Corp.	194,098	6,430,466
Electrical Equipment
Atkore Inc. (a)	96,500	6,938,350
EnerSys	52,935	4,806,498
Machinery
Barnes Group Inc.	66,600	3,299,364
Colfax Corp. (a)	170,128	7,453,308
Federal Signal Corp.	125,594	4,810,250
Professional Services
CACI International Inc., Class A (a)	8,771	2,163,455
ManTech International Corp., Class A	102,965	8,952,807
Road & Rail
Werner Enterprises, Inc.	141,133	6,657,244
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	111,326	10,149,591
Total Industrials		70,716,801
Information Technology | 15.9%
Electronic Equipment, Instruments & Components
Itron, Inc. (a)	46,077	4,084,726
IT Services
CSG Systems International, Inc.	30,170	1,354,331
Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc.	61,562	6,720,724
Diodes Inc. (a)	61,486	4,909,042
Software
Altair Engineering Inc. (a)	98,477	6,161,706
Cognyte Software Ltd. (a)	77,226	2,147,655
Descartes Systems Group Inc. (The) (a)	121,170	7,380,465
Five9, Inc. (a)	24,288	3,796,943
j2 Global, Inc. (a)	61,126	7,326,562

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of portfolio (Continued)
	Shares	Value
Information Technology | 15.9% (Continued)
Model N, Inc. (a)	62,500	$2,201,875
Verint Systems Inc. (a)	77,226	3,513,011
Total Information Technology		49,597,040
Materials | 7.4%
Chemicals
Avient Corp.	236,027	11,156,996
Ingevity Corp. (a)	42,441	3,205,569
Construction Materials
Summit Materials, Inc., Class A (a)	308,768	8,651,679
Total Materials		23,014,244
Real Estate | 4.2%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust Inc.	57,100	2,633,452
Easterly Government Properties, Inc.	195,411	4,050,870
Common Stocks | 99.0% of portfolio (Continued)
	Shares	Value
Real Estate | 4.2% (Continued)
QTS Realty Trust, Inc. Class A	105,078	$6,519,039
Total Real Estate		13,203,361
Total Common Stocks
(Cost $199,529,428)		309,504,379

Money Market Fund | 1.0% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04% (b)	3,096,911	3,096,911
Total Money Market Fund
(Cost $3,096,911)		3,096,911
Total Investments in Securities
(Cost $202,626,339) | 100.0%		$312,601,290

(a)	Non-income producing.
(b)	7-day yield at March 31, 2021.
At March 31, 2021, the cost of investment securities for tax purposes was $202,694,852. Net unrealized appreciation of investment securities was $109,906,438 consisting of unrealized gains of $111,871,026 and unrealized losses of $1,964,588.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$309,504,379	$ —	$ —	$309,504,379
Money Market Fund	3,096,911	—	—	3,096,911
Total	$312,601,290	$ —	$ —	$312,601,290